As filed with the Securities and Exchange Commission on June 15, 2007

Registration Nos.: 333-140930
811-22020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1
Post-Effective Amendment No.
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 1

Morgan Stanley FX Series Funds
(a Massachusetts business trust)
(Exact Name of Registrant as Specified in Charter)

1221 Avenue of the Americas
New York, New York 10020
(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code: (800) 869-6397

Amy R. Doberman, Esq.
1221 Avenue of the Americas
New York, New York 10020
(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Stuart M. Strauss, Esq.
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

The information in this Preliminary Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Preliminary Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Morgan Stanley Funds
Morgan Stanley
FX Series Funds
Morgan Stanley FX Series Funds is a mutual fund comprised of two separate Portfolios, each with its own distinctive investment objective and policies. The Portfolios are:

The FX Alpha Portfolio
The FX Alpha Plus Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.	Preliminary Prospectus , 2007 Subject to Completion

Contents
The FX Alpha Portfolio	1

Investment Objective	1

Principal Investment Strategies	1

Principal Risks	3

Past Performance	5

Fees and Expenses	5

The FX Alpha Plus Portfolio	8

Investment Objective	8

Principal Investment Strategies	8

Principal Risks	10

Past Performance	12

Fees and Expenses	13

Additional Investment Strategy Information	14

Additional Risk Information	15

Portfolio Holdings	16

Fund Management	16

Shareholder Information	19

Pricing Portfolio Shares	19

How to Buy Shares	20

How to Exchange Shares	22

How to Sell Shares	23

Distributions	27

Frequent Purchases and Redemptions of Portfolio Shares	27

Contents
Tax Consequences	28

Share Class Arrangements	29

Additional Information	36

Financial Highlights	37

Morgan Stanley Funds	Inside Back Cover

This Prospectus contains important information about the Fund. Please read it carefully and keep it for future reference.

The FX Alpha Portfolio

Investment Objective

The FX Alpha Portfolio seeks to provide total return.

Principal Investment Strategies

Morgan Stanley Investment Advisors Inc., the Portfolio’s ‘‘Investment Adviser,’’ and Morgan Stanley Investment Management Limited, the Portfolio’s ‘‘Sub-Adviser,’’ use a quantitative currency selection model. The model is driven by rigorous quantitative research that screens the Investment Adviser’s and Sub-Adviser’s universe of currencies. The Investment Adviser and Sub-Adviser seek to construct the Portfolio that profits from changes in the relative valuations of one currency to another currency (‘‘currency pairs’’). Through the use of its investment strategy, the Investment Adviser and the Sub-Adviser will seek to generate profits regardless of the direction of currency exchange rate movements or other major market indices.

The investment process is based on proprietary quantitative models. The investment process comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Portfolio, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Portfolio and (3) daily portfolio monitoring.

The Portfolio will attempt to target an estimated Value at Risk (‘‘VaR’’) of 2.50%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser and Sub-Adviser seek to manage the Portfolio so that, under normal market conditions with a confidence level of 95%, the Portfolio should not lose more than 2.5% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Portfolio’s then current net asset value. There is no guarantee that the Investment Adviser’s and Sub-Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.

At least 80% of the Portfolio’s assets will be exposed to foreign currency through currency forwards and other currency transactions described below. A foreign currency refers to any currency other than the U.S. dollar.

An investment objective of total return through a combination of income and capital appreciation.

1

The Investment Adviser and the Sub-Adviser expect to diversify the Portfolio’s currency exposure among a variety of currencies, including currencies of developed and developing countries, including emerging market countries, and may take positions in currencies representing long or short exposures to the currencies with respect to the U.S. dollar. The Portfolio will realize capital appreciation to the extent that currency prices move in a direction favorable to the Portfolio and the fair market value of currency positions held by the Portfolio increase. Income will be generated by the portfolio of money market securities. The Portfolio will not engage in short selling of securities. The two major categories of Portfolio investments include:

Currency Transactions

The Portfolio will invest in currency spot, forward and non-deliverable forward transactions. A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non-deliverable forwards (‘‘NDFs’’) allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. The demand for NDFs arises principally out of regulatory and liquidity issues in the underlying currency. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency transactions will be cash-settled in U.S. dollars. In certain less developed countries, NDFs may be relatively illiquid. The Portfolio will utilize NDFs only to the extent consistent with its overall restrictions on investments in illiquid securities in excess of 15% of the Portfolio’s net assets.

The currency market is worldwide, rapidly changing and the largest and most liquid market in the world. The currency market is an inter-bank or inter-dealer market based on the vast network of hundreds of major banks and dealers across the globe. Additionally, it is an over-the-counter (‘‘OTC’’) market, meaning that transactions are conducted between any counter parties that agree to trade via the telephone or an electronic network. The currency market is unique in that it has no fixed location or centralized exchange, as do many stock markets. Dealers often advertise, negotiate and transact based upon exchange rates obtained directly or via distribution networks. The currency market is a true 24-hour market, five days a week, with dealers in every major time zone.

Money Market Instruments

The Portfolio may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, variable rate master demand notes (including tax-exempt variable rate demand notes), other affiliated and non-affiliated money market funds and repurchase agreements.

2

The Portfolio may also invest in exchange-traded and over-the-counter options, futures, forwards and other currency derivative instruments.

*    *    *

In pursuing the Portfolio’s investment objective, the Investment Adviser and the Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day to day basis and which trading strategies it uses. For example, the Investment Adviser and the Sub-Adviser in their discretion may determine to use some permitted trading strategies while not using others.

[Graphic Omitted]

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio’s share price and return will fluctuate with changes in the market value of the Portfolio’s investment securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

The Portfolio may be appropriate for you if you are pursuing a currency component to your portfolio, are willing to accept price fluctuations in your investments, are willing to tolerate the risks associated with investments in foreign currencies and have a time horizon of 12 months or longer.

Currency Risk.The currency market is highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.

Governments from time to time intervene, directly and by regulation, in currency markets, with the specific intention of influencing currency exchange rates. The effect of government intervention is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Portfolio’s ability to terminate existing agreements or to realize amounts to be received under those agreements.

The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Portfolio on days or at times when shareholders or the Portfolio cannot effect transactions.

The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Portfolio from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Portfolio to substantial losses. Transactions in OTC derivatives such as currency

3

spot, forward and non-deliverable forward contracts may involve risk as there is no exchange on which to close out an open position, no standardization of contracts and each transaction is negotiated on an individual basis. There is no limitation on daily price movements or speculative positions. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.

Trading of OTC foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Portfolio. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange-traded contracts.

Value at Risk.The use of Value at Risk in managing the Portfolio, as described under Principal Investment Strategies, involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.

Counterparty Risk.The Portfolio will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Portfolio could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Leverage Risk.Margin requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.

Credit and Interest Rate Risks.There are risks of investing in debt obligation investments. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Non-Diversification.The risks of investing in the Portfolio will be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. However, the Portfolio intends to pursue this strategy in a manner that will allow the Portfolio to qualify as a regulated investment

4

company under the Internal Revenue Code of 1986, as amended. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified.

Other Risks.The performance of the Portfolio also will depend on whether or not the Investment Adviser and the Sub-Adviser are successful in applying the Portfolio’s investment strategies. The Portfolio is also subject to other non-principal risks from its permissible investments, including the risks associated with investments in options and futures and swaps. For more information about these risks, see the ‘‘Additional Risk Information’’ section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The Portfolio was recently organized and, as of the date of this Prospectus, had no historical performance to report. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

Fees and Expenses

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio offers three Classes of shares: Classes A, C and D. Each Class has a different combination of fees, expenses and other features, which should be considered in selecting a Class of shares. The Portfolio does not charge account or exchange fees. However, certain shareholders may be charged an order processing fee by the broker-dealer through which shares are purchased, as described below. See the ‘‘Share Class Arrangements’’ section for further fee and expense information.

Shareholder Fees

	Class A	Class C	Class D
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%[1]	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	0.75%[2]	0.75%[3]	None
Redemption fee[4]	2.00%	2.00%	2.00%

Shareholder Fees

These fees are paid directly from your investment.

5

Annual Fund Operating Expenses

These expenses are deducted from the Fund’s assets and are based on estimates.

Annual Fund Operating Expenses

	Class A	Class C	Class D
Advisory fee[5]	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees[6]	0.25%	0.75%[6]	None
Other expenses[7]	0.49%	0.49%	0.49%
Total annual Portfolio operating expenses[8]	1.29%	1.79%	1.04%

(1)

Reduced for purchases of $50,000 and over.

(2)

Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge (‘‘CDSC’’) of 0.75% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.

(3)

Only applicable if you sell your shares within one year after purchase.

(4)

Payable to the Portfolio on shares redeemed within seven days of purchase. The redemption fee is based on the redemption proceeds. See ‘‘Shareholder Information — How to Sell Shares’’ for more information on redemption fees.

(5)

The advisory fee given above is the Portfolio’s annual base advisory fee. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Portfolio’s shares during the most recent 12-month period. The base fee is adjusted (i) upward if the Portfolio’s return during the applicable 12-month period exceeds the U.S. Dollar London Interbank Offering Rate (‘‘LIBOR’’) plus 2.50% and (ii) downward if the Portfolio’s return during the applicable 12-month period is less than LIBOR minus 2.50%. The upward or downward adjustment, if any, is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 2.50%, respectively. The maximum or minimum adjustment over any 12-month period will be 0.275%. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.275% to 0.825% of the Portfolio’s average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class D shares. During the first 12 months of the Portfolio’s operations, the advisory fee will be charged at the base fee of 0.55% of the Portfolio’s average daily net assets, with no performance adjustment made. The first calculation of the performance fee will be as of the end of the 13th month and will be based on the performance during the 12-month period ending as of that date.

(6)

The Portfolio has adopted a Rule 12b-1 Distribution Plan pursuant to which it reimburses the distributor for distribution-related expenses (including personal services to shareholders) incurred on behalf of Class A and Class C shares in an amount each month up to an annual rate of 0.25% and 0.75% of the average daily net assets of Class A and Class C shares, respectively.

(7)

Other expenses are based on estimated expenses for the current fiscal year.

(8)

The Investment Adviser has voluntarily agreed to waive Total annual Portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that Total annual Portfolio operating expenses do not exceed 1.29% for Class A, 1.79% for Class C and 1.04% for Class D until [                ], 2008. Taking into account this voluntary waiver, the Total annual Portfolio operating expenses for the Class A, Class C and Class D shares will be [        ]%, [        ]% and [        ]%, respectively. The waiver may be terminated at any time.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, there is no performance fee adjustment and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions, depending upon whether or not you sell your shares at the end of each period.

6

	If You SOLD Your Shares:		If You HELD Your Shares:
	1 Year	3 Years	1 Year	3 Years
Class A	$354	$626	$354	$626
Class C	$	$	$	$
Class D	$106	$332	$106	$332

While Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A shares.

Order Processing Fee.Certain broker-dealers may charge clients an order processing fee when a client buys or redeems shares of the Portfolio. Please consult your Financial Advisor for more information regarding this fee.

7

The FX Alpha Plus Portfolio

An investment objective of total return through a combination of income and capital appreciation.

Investment Objective

The FX Alpha Plus Portfolio seeks to provide total return.

Principal Investment Strategies

Morgan Stanley Investment Advisors Inc., the Portfolio’s ‘‘Investment Adviser,’’ and Morgan Stanley Investment Management Limited, the Portfolio’s ‘‘Sub-Adviser,’’ use a quantitative currency selection model. The model is driven by rigorous quantitative research that screens the Investment Adviser’s and Sub-Adviser’s universe of currencies. The Investment Adviser and Sub-Adviser seek to construct the Portfolio that profits from changes in the relative valuations of one currency to another currency (‘‘currency pairs’’). Through the use of its investment strategy, the Investment Adviser and the Sub-Adviser will seek to generate profits regardless of the direction of currency exchange rate movements or other major market indices.

The investment process is based on proprietary quantitative models. The investment process comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Portfolio, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Portfolio and (3) daily portfolio monitoring.

The Portfolio will attempt to target an estimated VaR of 6.00%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser and Sub-Adviser seek to manage the Portfolio so that, under normal market conditions with a confidence level of 95%, the Portfolio should not lose more than 6.00% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Portfolio’s then current net asset value. There is no guarantee that the Investment Adviser’s and Sub-Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.

At least 80% of the Portfolio’s assets will be exposed to foreign currency through currency forwards and other currency transactions.

The Investment Adviser and the Sub-Adviser expect to diversify the Portfolio’s currency exposure among a variety of currencies, including currencies of developed and developing countries,

8

including emerging market countries, and may take positions in currencies representing long or short exposures to the currencies with respect to the U.S. dollar. The Portfolio will realize capital appreciation to the extent that currency prices move in a direction favorable to the Portfolio and the fair market value of currency positions held by the Portfolio increase. Income will be generated by the portfolio of money market securities. The Portfolio will not engage in short selling of securities. The two major categories of Portfolio investments include:

Currency Transactions

The Portfolio will invest in currency spot, forward and non-deliverable forward transaction. A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. NDFs allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. The demand for NDFs arises principally out of regulatory and liquidity issues in the underlying currency. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency transactions will be cash-settled in U.S. dollars. In certain less developed countries, NDFs may be relatively illiquid. The Portfolio will utilize NDFs only to the extent consistent with its overall restrictions on investments in illiquid securities in excess of 15% of the Portfolio’s net assets.

The currency market is worldwide, rapidly changing and the largest and most liquid market in the world. The currency market is an inter-bank or inter-dealer market based on the vast network of hundreds of major banks and dealers across the globe. Additionally, it is an OTC market, meaning that transactions are conducted between any counter parties that agree to trade via the telephone or an electronic network. The currency market is unique in that it has no fixed location or centralized exchange, as do many stock markets. Dealers often advertise, negotiate and transact based upon exchange rates obtained directly or via distribution networks. The currency market is a true 24-hour market, five days a week, with dealers in every major time zone.

Money Market Instruments

The Portfolio may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. government and its agencies and instrumentalities. The Portfolio’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, variable rate master demand notes (including tax-exempt variable rate demand notes), other affiliated and non-affiliated money market funds, asset-backed securities and repurchase agreements.

The Portfolio may also invest in exchange-traded and over-the-counter options, futures, forwards and other currency derivative instruments.

9

*    *    *

In pursuing the Portfolio’s investment objective, the Investment Adviser and the Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis and which trading strategies they use. For example, the Investment Adviser and the Sub-Adviser in their discretion may determine to use some permitted trading strategies while not using others.

[Graphic Omitted]

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio’s share price and return will fluctuate with changes in the market value of the Portfolio’s investment securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

The Portfolio may be appropriate for you if you are pursuing a currency component to your portfolio, are willing to accept price fluctuations in your investments, are willing to tolerate the risks associated with investments in foreign currencies and have a time horizon of 12 months or longer.

Currency Risk.The currency markets is highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.

Governments from time to time intervene, directly and by regulation, in currency markets, with the specific intention of influencing currency exchange rates. The effect of government intervention is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Portfolio’s ability to terminate existing agreements or to realize amounts to be received under those agreements.

The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Portfolio on days or at times when shareholders or the Portfolio cannot effect transactions.

The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Portfolio from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Portfolio to substantial losses. Transactions in OTC derivatives such as currency spot, forward and non-deliverable forward contracts may involve risk as there is no exchange on which to close out an open position, no standardization of contracts and each transaction is negotiated on an individual basis. There is no limitation on daily price movements or speculative positions. The principals who deal in these markets are not

10

required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.

Trading of OTC foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Portfolio. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange-traded contracts.

Value at Risk.The use of Value at Risk in managing the Portfolio, as described under Principal Investment Strategies, involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.

Counterparty Risk.The Portfolio will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Portfolio could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Leverage Risk.Deposit requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.

Credit and Interest Rate Risks.There are risks of investing in debt obligation investments. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Non-Diversification.The risks of investing in the Portfolio will be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. However, the Portfolio intends to pursue this strategy in a manner that will allow the Portfolio to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified.

Other Risks.The performance of the Portfolio also will depend on whether or not the Investment Adviser and the Sub-Adviser are successful in applying the Portfolio’s investment strategies. The Portfolio is also subject to other

11

non-principal risks from its permissible investments, including the risks associated with investments in options and futures and swaps. For more information about these risks, see the ‘‘Additional Risk Information’’ section.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance

The Portfolio was recently organized and, as of the date of this Prospectus, had no historical performance to report. Performance information will be provided once the Portfolio has completed a full calendar year of operation.

12

Fees and Expenses

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio offers three Classes of shares: Classes A, C and D. Each Class has a different combination of fees, expenses and other features, which should be considered in selecting a Class of shares. The Portfolio does not charge account or exchange fees. However, certain shareholders may be charged an order processing fee by the broker-dealer through which shares are purchased, as described below. See the ‘‘Share Class Arrangements’’ section for further fee and expense information.

Shareholder Fees

	Class A	Class C	Class D
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%[1]	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	1.00%[2]	1.00%[3]	None
Redemption fee[4]	2.00%	2.00%	2.00%

Annual Portfolio Operating Expenses

	Class A	Class C	Class D
Advisory fee[5]	1.10%	1.10%	1.10%
Distribution and/or service (12b-1) fees[6]	0.25%	1.00%[6]	None
Other expenses[7]	0.49%	0.49%	0.49%
Total annual Portfolio operating expenses[8]	1.84%	2.59%	1.59%

(1)

Reduced for purchases of $50,000 or more.

(2)

Investments that are not subject to any sales charges at the time of purchase are subject to a CDSC of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.

(3)

Only applicable if you sell your shares within one year after purchase.

(4)

Payable to the Portfolio on shares redeemed within seven days of purchase. The redemption fee is based on the redemption proceeds. See ‘‘Shareholder Information — How to Sell Shares’’ for more information on redemption fees.

(5)

The advisory fee given above is the Portfolio’s annual base advisory fee. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Portfolio’s shares during the most recent 12-month period. The base fee is adjusted (i) upward if the Portfolio’s return duringthe applicable 12-month period exceeds LIBOR plus 6.00% and (ii) downward if the Portfolio’s return during the applicable 12-month period is less than LIBOR minus 6.00%. The upward or downward adjustment, if any, is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 6.00%, respectively. The maximum or minimum adjustment over any 12-month period will be 0.550%. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.550% to 1.65% of the Portfolio’s average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class D shares. During the first 12 months of the Portfolio’s operations, the advisory fee will be charged at the base fee of 1.10% of the Portfolio’s average daily net assets, with no performance adjustment made. The first calculation of the performance fee will be as of the end of the 13th month and will be based on the performance during the 12-month period ending as of that date.

(6)

The Portfolio has adopted a Rule 12b-1 Distribution Plan pursuant to which it reimburses the distributor for distribution-related expenses (including personal services to shareholders) incurred on behalf of Class A and Class C shares in an amount each month up to an annual rate of 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively.

(7)

Other expenses are based on estimated expenses for the current fiscal year.

(8)

The Investment Adviser has voluntarily agreed to waive Total annual Portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that Total annual Portfolio operating expenses do not exceed 1.84% for Class A, 2.59% for Class C and 1.59% for Class D until [                ], 2008. Taking into account this waiver, the Total annual Portfolio operating expenses for the Class A, Class C and Class D shares will be [            ]%, [            ]% and [            ]%, respectively. The waiver may be terminated at any time.

Shareholder Fees

These fees are paid directly from your investment.

Annual Portfolio Operating Expenses.

These expenses are deducted from the Portfolio’s assets and are based on estimates.

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Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, there is no performance fee adjustment and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions, depending upon whether or not you sell your shares at the end of each period.

	If You SOLD Your Shares:		If You HELD Your Shares:
	1 Year	3 Years	1 Year	3 Years
Class A	$580	$957	$580	$957
Class C	$	$	$	$
Class D	$162	$503	$162	$503

While Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A shares.

Order Processing Fee.Certain broker-dealers may charge clients an order processing fee when a client buys or redeems shares of the Portfolio. Please consult your Financial Advisor for more information regarding this fee.

Additional Investment Strategy Information

This section provides additional information relating to each Portfolio’s non-principal investment strategies.

Options and Futures.The Portfolios may invest in futures with respect to currencies and currency indices, financial instruments and interest rate indices and may purchase and sell options on currencies and currency indices. Futures and options may be used to facilitate trading, to increase or decrease a Portfolio’s market exposure or to seek to protect against adverse movements in currency or securities prices.

Currency Swaps. Currency swaps generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Foreign Securities.Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards

14

generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolios to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Portfolio’s trades effected in those markets and could result in losses to a Portfolio due to subsequent declines in the value of the securities subject to the trades.

Defensive Investing.The Portfolios may take temporary ‘‘defensive’’ positions in attempting to respond to adverse market conditions. A Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Portfolio’s principal investment strategies when the Investment Adviser and the Sub-Adviser believe it is advisable to do so.

Although taking a defensive posture is designed to protect the Portfolios from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When a Portfolio takes a defensive position, it may not achieve its investment objective.

The percentage limitations relating to the composition of a Portfolio apply at the time the Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Portfolio to sell any portfolio security. However, the Portfolio may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. Each Portfolio may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

Additional Risk Information

This section provides additional information relating to the non-principal risks of investing in each Portfolio.

Options and Futures.If the Portfolio invests in futures on financial instruments, options on securities and securities indices, its participation in these markets may subject it to certain risks including, for example, the possible imperfect correlation between the price of options and futures contracts and the movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

Swaps.Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the currency swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the

15

Morgan Stanley Investment Advisors Inc.

The Investment Adviser, together with its affiliated asset management companies, had approximately $       billion in assets under management or supervision as of         , 2007.

transaction. The currency swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized currency swap documentation. As a result, the swap market has become relatively liquid.

Portfolio Holdings

A description of each Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the Fund’s Statement of Additional Information.

Fund Management

Each Portfolio has retained the Investment Adviser — Morgan Stanley Investment Advisors Inc. — to provide investment advisory services. The Investment Adviser has, in turn, contracted with the Sub-Adviser — Morgan Stanley Investment Management Limited — to invest each Portfolio’s assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser’s address is 1221 Avenue of the Americas, New York, NY 10020.

The Sub-Adviser, together with its investment management affiliates, managed assets of approximately $         billion as of                     , 2007. The Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley, provides a broad range of portfolio management services to its clients. Its main business office is located at 25 Cabot Square, Canary Wharf, London, United Kingdom E14 4QA.

Each Portfolio is managed within the Structured Products team. The team consists of Portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolios are Justin Simpson, a Managing Director of the Investment Adviser, Bernd Scherer, Phd, a Managing Director of the Investment Adviser, Chris Callan, a Vice President of the Investment Adviser, and Arunabh Mukherjee, a Senior Associate of the Investment Adviser.

Mr. Simpson has been associated with the Investment Adviser in an investment management capacity since November 2005 and began managing the Portfolios at their inception. Mr. Simpson is head of the Structured Products team. He joined Morgan Stanley in 1990 and has 18 years of investment industry experience. He was formerly director of interest rate and currency strategy and global economics and also had responsibility for the index and portfolio

16

solutions team and the quantitative trading strategies team. Dr. Scherer has been associated with the Investment Adviser in an investment management capacity since January 2007 and began managing the Portfolios at their inception. Dr. Scherer is the global head of Quantitative Structured Products and has 13 years of investment experience. Prior to joining the firm, Mr. Scherer worked at Deutsche Bank Asset Management as head of the Quantitative Strategies Group’s Research Center and before that as head of the Quantitative Strategies’ investment solutions and overlay management group. Dr. Scherer has also held various positions at Morgan Stanley, Oppenheim Investment Management and JPMorgan Investment Management. Mr. Callan has been associated with the Investment Adviser in an investment management capacity since March 2006 and began managing the Portfolios at their inception. Mr. Callan joined Morgan Stanley in 2004 and has nine years of investment industry experience. Mr. Callan joined the firm working with the FX quantity trading strategy team before joining the Structured Products team in 2006. Prior to this, he worked at Nikko Europe, Sanwa International and Bear Stearns International. Mr. Mukherjee has been associated with the Investment Adviser in an investment management capacity since March 2006 and began managing the Portfolios at their inception. Mr. Mukherjee is a portfolio manager for FX and Commodities strategies on the Structured Products team. He joined Morgan Stanley in 2004 and has six years of investment experience. Prior to joining Morgan Stanley, he was an associate at JPMorgan, focussing on FX Options and Commodities.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each Portfolio.

The composition of the team may change from time to time.

Each Portfolio pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Portfolio, and for Portfolio expenses assumed by the Investment Adviser. Each advisory fee is based on the Fund’s average daily net assets. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from each Portfolio.

The advisory fee for The FX Alpha Portfolio is determined by calculating a base fee of 0.55% of average daily net assets of the Portfolio and then applying a performance adjustment. The performance adjustment either increases or decreases the base fee, depending on how well the Portfolio has performed over the applicable performance period. The fee is adjusted upward if, during the most recent 12-month period, the Portfolio outperforms LIBOR plus 2.50% and adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 2.50%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 2.50%, respectively, during the applicable period. The maximum annualized performance adjustment rate is ±0.275% of the Portfolio’s average net assets over the applicable performance period. For example, assume LIBOR was 5.00% during the most recent 12-month period. The base fee will not be adjusted upward or downward if the Portfolio’s return for the most recent 12-month period is between 2.50% and 7.50%. If the Portfolio’s return exceeds 7.50%, the fee will be adjusted upward by 20% of such excess. The maximum fee adjustment upward of 0.275% will be made if the Portfolio’s return is 8.875% or higher. If the Portfolio’s return is below 2.5%, the fee will be adjusted downward by 20% of such amount. The maximum fee adjustment downward of 0.275% will be made if the Portfolio’s return is 1.125% or lower.

17

The advisory fee for The FX Alpha Plus Portfolio is determined by calculating a base fee of 1.10% of average daily net assets of the Portfolio and then applying a performance adjustment. The performance adjustment either increases or decreases the base fee, depending on how well the Portfolio has performed over the applicable performance period. The fee is adjusted upward if, during the most recent 12-month period, the Portfolio outperforms LIBOR plus 6.00% and adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 6.00%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 6.00%, respectively, during the applicable period. The maximum annualized performance adjustment rate is ±0.55% of the Portfolio’s average net assets over the applicable performance period. For example, assume LIBOR was 5.00% during the most recent 12-month period. The base fee will not be adjusted upward or downward if the Portfolio’s return for the most recent 12-month period is between −1.00% and 11.00%. If the Portfolio’s return exceeds 11.00%, the fee will be adjusted upward by 20% of such excess. The maximum fee adjustment upward of 0.55% will be made if the Portfolio’s return is 13.75% or higher. If the Portfolio’s return is below –1.00%, the fee will be adjusted downward by 20% of such amount. The maximum fee adjustment downward of 0.55% will be made if the Portfolio’s return is −3.75% or lower.

Advisory fee	=	Base fee	+/−	Performance adjustment

The performance adjustment for each class of shares will be based on the performance of the Class D shares. The performance period is the most recent 12-month period. The performance adjustment rate is divided by twelve and multiplied by the Portfolio’s average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the base fee. Because the performance fee adjustment is calculated over a rolling 12-month period, it is possible that a performance fee adjustment upward may be applicable even though a Portfolio did not outperform the applicable benchmark during the time a shareholder has held shares. Fees are based on past performance up to 12-months old and therefore new investors may pay higher fees for performance that has not benefited them.

A discussion regarding the Board of Trustees’ approval of the investment advisory agreement and the sub-advisory agreement will be available in each Portfolio’s annual report to shareholders for the period ending October 31, 2007.

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Shareholder Information

Pricing Portfolio Shares

The price of each Portfolio’s shares (excluding sales charges), called ‘‘net asset value,’’ is based on the value of each Portfolio’s investment securities. While the assets of each Class of a Portfolio are invested in a single portfolio of securities, the net asset value of each Class of a Portfolio will differ because the Classes have different ongoing distribution fees.

The net asset value per share of each Portfolio is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of a Portfolio’s investment securities is based on the securities’ market price when available. When a market price is not readily available, including circumstances under which the Investment Adviser determines that a security’s market price is not accurate, an investment security is valued at its fair value, as determined under procedures established by the Fund’s Board of Trustees.

In these cases, a Portfolio’s net asset value will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

For valuation purposes, investments stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

To the extent a Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended (the ‘‘Investment Company Act’’), the Portfolio’s net asset value is calculated based upon the net asset value of such fund. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The value of investments denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and you may not be able to purchase, redeem or exchange shares.

An exception to each Portfolio’s general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities’ market value, these securities will be valued at their fair value.

19

Contacting a
Financial Advisor

If you are new to the Morgan Stanley Funds for more information, call toll-free 1-800-869-NEWS.

How to Buy Shares

You may open a new account to buy Portfolio shares or buy additional Portfolio shares for an existing account by contacting your Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Portfolio. The Fund’s transfer agent, Morgan Stanley Trust (‘‘Transfer Agent’’), in its sole discretion, may allow you to purchase shares directly by calling and requesting an application.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated net asset value after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes designation of an anti-money laundering compliance officer.

Because every investor has different immediate financial needs and long-term investment goals, the Portfolios offer investors three Classes of shares: Classes A, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares you must specify which Portfolio you wish to purchase and when purchasing Portfolio shares, you must specify which Class of shares you wish to purchase.

When you buy Portfolio shares, the shares are purchased at the next share price calculated (plus any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. The Portfolio, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases. We reserve the right to reject any order for the purchase of Portfolio shares for any reason.

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Minimum Investment Amounts

	Minimum Investment
Investment Options	Initial	Additional
Regular Account	$25,000	$[	2500]
Individual Retirement Account	$25,000	$[	2500]
Coverdell Education Savings Account	$[ ]	$[ ]
EasyInvest® (Automatically from your checking or savings account or Money Market Fund)	$2500 *		$2500	*

*

Provided your schedule of investments totals $25,000 in 12 months.

There is no minimum investment amount if you purchase Portfolio shares through: (1) the Investment Adviser’s mutual fund asset allocation program; (2) a program, approved by the Fund’s distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services; (3) the following programs approved by the Fund’s distributor: (i) qualified state tuition plans described in Section 529 of the Internal Revenue Code or (ii) certain other investment programs that do not charge an asset-based fee; (4) employer-sponsored employee benefit plan accounts; (5) certain deferred compensation programs established by the Investment Adviser or its affiliates for their employees or the Fund’s Trustees; or (6) the reinvestment of dividends in additional Portfolio shares.

Investment Options for Certain Institutional and Other Investors/Class D Shares.To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the ‘‘Share Class Arrangements’’ section of this Prospectus.

Subsequent Investments Sent Directly to the Portfolio.In addition to buying additional Portfolio shares for an existing account by contacting your Financial Advisor, you may send a check directly to the Fund to buy Portfolio shares. To buy additional shares in this manner:

▪
Write a ‘‘letter of instruction’’ to the Fund specifying the Portfolio, the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).
▪
Make out a check for the total amount payable to: Morgan Stanley FX Series Funds, [The FX Alpha/The FX Alpha Plus] Portfolio.
▪
Mail the letter and check to Morgan Stanley Trust at P.O. Box 1040, Jersey City, NJ 07303.
▪
Be sure to identify the name of the Portfolio and amount to be invested in the Portfolio.

EasyInvest®

A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Financial Advisor for further information about this service.

21

How to Exchange Shares

Permissible Portfolio Exchanges.You may exchange shares of any Class of a Portfolio for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund or the Limited Duration U.S. Government Trust, without the imposition of an exchange fee. Front-end sales charges are not imposed on exchanges of Class A shares. See the inside back cover of this Prospectus for each Morgan Stanley Fund’s designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund’s current prospectus for its designation.

The current prospectus for each Morgan Stanley Fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase. An exchange of Portfolio shares held for less than seven days from the date of purchase will be subject to the 2% redemption fee described under the section ‘‘How to Sell Shares.’’

Exchange Procedures.You can process an exchange by contacting your Financial Advisor or other authorized financial representative. You may also write the Transfer Agent or call toll-free (800) 869-NEWS to place an exchange order. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions, as described above, are received. When exchanging into a Money Market Fund, the Portfolio’s shares are sold at their next calculated net asset value and the Money Market Fund’s shares are purchased at their net asset value on the following business day.

The Portfolio may terminate or revise the exchange privilege upon required notice or in certain cases without notice. See ‘‘Limitations on Exchanges.’’ The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

Telephone Exchanges.For your protection when calling the Transfer Agent, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Morgan Stanley Funds in the past.

Margin Accounts.If you intend to pledge Portfolio shares in a margin account, contact your Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

22

Tax Considerations of Exchanges.If you exchange shares of the Portfolio for shares of another Morgan Stanley Fund, there are important tax considerations. For tax purposes, the exchange out of the Portfolio is considered a sale of Fund shares — and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the ‘‘Tax Consequences’’ section and consult your own tax professional about the tax consequences of an exchange.

Limitations on Exchanges.Certain patterns of past exchanges and/or purchase or sale transactions involving the Portfolio or other Morgan Stanley Funds may result in a Portfolio rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder’s account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. The Portfolios reserve the right to reject an exchange request for any reason.

CDSC Calculations on Exchanges.See the ‘‘Share Class Arrangements’’ section of this Prospectus for a discussion of how applicable CDSCs are calculated for shares of one Morgan Stanley Fund that are exchanged for shares of another.

For further information regarding exchange privileges, you should contact your Financial Advisor or call toll-free (800) 869-NEWS.

How to Sell Shares

You can sell some or all of your Portfolio shares at any time. If you sell Class A or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

Options	Procedures

Contact Your Financial Advisor	To sell your shares, simply call your Financial Advisor or other authorized financial representative.
Payment will be sent to the address to which the account is registered or deposited in your brokerage account.

By Telephone	You can sell your shares by telephone and have the proceeds sent to the address of record.
Before processing a telephone redemption, keep the following information in mind:
▪ You can establish this option at the time you open the account by completing the Morgan Stanley Funds New Account Application or subsequently by calling toll-free (800) 869-NEWS.
▪ Call toll-free (800) 869-NEWS to process a telephone redemption.
▪ Your request must be received prior to market close, generally 4:00 p.m. Eastern time.

23

Options	Procedures

By Telephone (continued)
▪
If your account has multiple owners, the Transfer Agent may rely on the instructions of any one owner.
▪
Proceeds must be made payable to the name(s) and address in which the account is registered.
▪
You may redeem amounts of $50,000 or less daily if the proceeds are to be paid by check.
▪
This privilege is not available if the address on your account has changed within 15 calendar days prior to your telephone redemption request.
▪
Telephone redemption is available for most accounts other than accounts with shares represented by certificates.

If you request to sell shares that were recently purchased by check, the proceeds of that sale may not be sent to you until it has been verified that the check has been honored, which may take up to 15 calendar days from the date of purchase.

Morgan Stanley and its subsidiaries, including the Transfer Agent, employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring certain personal identification information prior to acting upon telephone instructions, tape-recording telephone communications and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, neither Morgan Stanley nor the Transfer Agent will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions may not be available if a shareholder cannot reach the Transfer Agent by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Portfolio’s other redemption procedures described in this section.

By Letter
You can also sell your shares by writing a ‘‘letter of instruction’’ that includes:
▪
your account number;
▪
the name of the Portfolio;
▪
the dollar amount or the number of shares you wish to sell;
▪
the Class of shares you wish to sell; and
▪
the signature of each owner as it appears on the account.

If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to the Transfer Agent. (You should contact the Transfer Agent toll-free at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.

24

Options	Procedures

By Letter (continued)
Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.

A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.

Systematic Withdrawal Plan
If your investment in all of the Morgan Stanley Funds has a total market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund’s balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.

Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances.

To sign up for the systematic withdrawal plan, contact your Financial Advisor or call toll-free (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Portfolio ‘‘distributions,’’ and ultimately may exhaust your account balance. A Portfolio may terminate or revise the plan at any time.

Payment for Sold Shares.After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, the proceeds of the sale may not be sent to you until it has been verified that the check has been honored, which may take up to 15 calendar days from the date of purchase.

Tax Considerations.Normally, your sale of Portfolio shares is subject to federal and state income tax. You should review the ‘‘Tax Consequences’’ section of this Prospectus and consult your own tax professional about the tax consequences of a sale.

Reinstatement Privilege.If you sell Portfolio shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Portfolio shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

Involuntary Sales.The Portfolio reserves the right, on 60 days’ notice, to sell the shares of any shareholder (other than shares held in an individual retirement account (‘‘IRA’’) IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvest®, if after 12 months the shareholder has invested less than $1,000 in the account.

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However, before the Portfolio sells your shares in this manner, we will notify you and allow you 60 days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

Margin Accounts.If you intend to pledge Portfolio shares in a margin account, contact your Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

Redemption Fee.Portfolio shares redeemed within seven days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio’s redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in the Portfolio through a financial intermediary, please read that financial intermediary’s materials carefully to learn about any other restrictions or fees that may apply.

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Distributions

Each Portfolio passes substantially all of its earnings from income and capital gains along to its investors as ‘‘distributions.’’ Each Portfolio earns interest from fixed-income investments. These amounts are passed along to the appropriate Portfolio shareholders as ‘‘income dividend distributions.’’ Each Portfolio realizes capital gains whenever it sells securities or currencies for a higher price than it paid for them. These amounts may be passed along as ‘‘capital gain distributions.’’

Each Portfolio declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class C shares because distribution fees that Class C shares pay are higher. Normally, income dividends are distributed to shareholders quarterly. Capital gains, if any, are usually distributed annually. Each Portfolio, however, may retain and reinvest any long-term capital gains. A Portfolio may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment. These payments would not be taxable to you as a shareholder, but would have the effect of reducing your basis in the Portfolio.

Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the appropriate Portfolio will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase shares of a Portfolio through a Financial Advisor or other authorized financial representative within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Transfer Agent at least five business days prior to the record date of the distributions.

Frequent Purchases and Redemptions of Portfolio Shares

Frequent purchases and redemptions of Portfolio shares by Portfolio shareholders are referred to as ‘‘market-timing’’ or ‘‘short-term trading’’ and may present risks for other shareholders of the Portfolio, which may include, among other things, dilution in the value of Portfolio shares held by long-term shareholders, interference with the efficient management of the Portfolio’s assets, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s net asset value is calculated (‘‘time-zone arbitrage’’). For example, a market-timer may purchase shares of the Portfolio based on events

Targeted DividendsSM

You may select to have your Portfolio distributions automatically invested in other Classes of Portfolio shares or Classes of another Morgan Stanley Fund that you own. Contact your Financial Advisor for further information about this service.

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occurring after foreign market closing prices are established, but before the Portfolio’s net asset value calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as ‘‘price arbitrage’’). Investments in certain securities such as currency contracts may be adversely affected by price arbitrage trading strategies.

The Portfolio’s policies with respect to valuing portfolio securities are described in ‘‘Shareholder Information — Pricing Portfolio Shares.’’

The Portfolio discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund’s Board of Trustees has adopted policies and procedures with respect to such frequent purchases and redemptions. The Fund’s policies with respect to purchases, redemptions and exchanges of Portfolio shares are described in the ‘‘How to Buy Shares,’’ ‘‘How to Exchange Shares’’ and ‘‘How to Sell Shares’’ sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at intermediaries, as described below, the Fund’s policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment managers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective intermediaries to agree to cooperate in enforcing the Fund’s policies with respect to frequent purchases, redemptions and exchanges of Portfolio shares.

Omnibus accounts generally do not identify customers’ trading activity to the Fund on an individual basis. Therefore, with respect to trades that occur through omnibus accounts at intermediaries, the Fund is currently limited in its ability to monitor trading activity or enforce the redemption fee with respect to customers of such intermediaries. Consequently, the Fund must rely on the financial intermediary to monitor frequent short-term trading within the Fund by the financial intermediary’s customers. Certain intermediaries may not have the ability to assess a redemption fee. There can be no assurance that the Fund will be able to eliminate all market-timing activities.

Tax Consequences

As with any investment, you should consider how your Portfolio investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Portfolio.

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Unless your investment in the Portfolio is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

▪
The Portfolio makes distributions; and
▪
You sell Portfolio shares, including an exchange to another Morgan Stanley Fund.

Taxes on Distributions.Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Portfolio shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Portfolio. However, it is not anticipated that the Portfolio will make significant capital gain distributions that are taxable as long-term capital gains.

If more than 50% of the Portfolio’s assets are invested in foreign securities at the end of any fiscal year, the Portfolio may elect to permit shareholders to take a credit or deduction on their federal income tax return for foreign taxes paid by the Portfolio.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Taxes on Sales.Your sale of Portfolio shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Portfolio shares for shares of another Morgan Stanley Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Portfolio account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to federal backup withholding tax on taxable distributions and redemption proceeds (as of the date of this Prospectus this rate is 28%). Any withheld amount would be sent to the IRS as an advance payment of your taxes due on your income.

Share Class Arrangements

The Portfolio offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

The general public is offered two Classes: Class A shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. Class D shares are offered only to limited categories of investors as described below. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC.

Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

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The chart below compares the sales charge and annual 12b-1 fee applicable to each Class:

Class	Sales Charge	Maximum Annual 12b-1 Fee
A	Maximum 2.25% initial sales charge for The FX Alpha Portfolio and 4.00% initial sales charge for The FX Alpha Plus Portfolio reduced for purchases of $50,000 or more; shares purchased without an initial sales charge are generally subject to a 0.75% and 1.00% CDSC for The FX Alpha Portfolio and The FX Alpha Plus Portfolio, respectively, if sold during the first 18 months.	0.25%
C	CDSC during first year is 0.75% and 1.00% for The FX Alpha Portfolio and The FX Alpha Plus Portfolio, respectively.	0.75% and 1.00% for The FX Alpha Portfolio and The FX Alpha Plus Portfolio, respectively.
D	None	None

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information for each Class set forth below for specific eligibility requirements. You must notify your Financial Advisor or other authorized financial representative (or the Transfer Agent if you purchase shares directly through the Portfolio) at the time a purchase order (or in the case of Class A or C shares, a redemption order) is placed, that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of Morgan Stanley & Co. or other authorized dealer of Portfolio shares, or the Transfer Agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your Financial Advisor or other authorized financial representative (or the Transfer Agent if you purchase shares directly through the Portfolio) of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of a Portfolio or other Morgan Stanley Funds held in all related accounts described below at Morgan Stanley or by other authorized dealers, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum. The Portfolio makes available, in a clear and prominent format, free of charge, on its web site, www.morganstanley.com, information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers and eligibility minimums. The web site includes hyperlinks that facilitate access to the information.

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CLASS A SHARESClass A shares are sold at net asset value plus an initial sales charge of up to 2.25% and 4.00% of the public offering price of The FX Alpha Portfolio and The FX Alpha Plus Portfolio, respectively. The initial sales charge is reduced for purchases of $50,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a CDSC of 0.75% and 1.00% for The FX Alpha Portfolio and The FX Alpha Plus Portfolio, respectively, on sales made within 18 months after the last day of the month of purchase. Class A shares are also subject to a service fee of up to 0.25% of the average daily net assets of the Class. The maximum annual 12b-1 fee payable by Class A shares is lower than the maximum annual 12b-1 fee payable by Class C shares.

The offering price of Class A shares includes a sales charge (expressed as a percentage of the public offering price) on a single transaction as shown in the following table:

	Front-End Sales Charge — The FX Alpha Portfolio
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $50,000	2.25%	2.00%
$50,000 but less than $100,000	2.00%	1.75%
$100,000 but less than $250,000	1.75%	1.50%
$250,000 but less than $500,000	1.50%	1.25%
$500,000 but less than $1 million	1.25%	1.00%
$1 million and over	0.00%	0.75%
	Front-End Sales Charge — The FX Alpha Plus Portfolio
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $50,000	4.00%	3.75%
$50,000 but less than $100,000	3.50%	3.25%
$100,000 but less than $250,000	2.75%	2.50%
$250,000 but less than $500,000	2.25%	2.00%
$500,000 but less than $1 million	1.75%	1.50%
$1 million and over	0.00%	1.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class A shares of the Portfolio, by combining, in a single transaction, your purchase with purchases of Class A shares of the Portfolio by the following related accounts:

▪
A single account (including an individual, trust or fiduciary account).
▪
A family member account (limited to spouse, and children under the age of 21).
▪
Pension, profit sharing or other employee benefit plans of companies and their affiliates.
▪
Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

Front-End Sales Charge or FSC.

An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges — the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.

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▪
Tax-exempt organizations.
▪
Groups organized for a purpose other than to buy mutual fund shares.

Combined Purchase Privilege.You will have the benefit of reduced sales charges by combining purchases of Class A shares of the Portfolio for any related account in a single transaction with purchases of any class of shares of other Morgan Stanley Multi-Class Funds for the related account or any other related account. For the purpose of this combined purchase privilege, a ‘‘related account’’ is:

▪
A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).
▪
A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).
▪
An IRA and single participant retirement account (such as a Keogh).
▪
An UGMA/UTMA account.

Right of Accumulation.You may benefit from a reduced sales charge if the cumulative net asset value of Class A Shares of the Portfolio purchased in a single transaction, together with the net asset value of all classes of shares of Morgan Stanley Multi-Class Funds (including shares of Morgan Stanley Non-Multi-Class Funds which resulted from an exchange from Morgan Stanley Multi-Class Funds) held in related accounts, amounts to $25,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under ‘‘Combined Purchase Privilege’’ above.

Notification.You must notify your Financial Advisor or other authorized financial representative (or the Transfer Agent if you purchase shares directly through the Portfolio) at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley & Co. or other authorized dealer of Portfolio shares or the Transfer Agent does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your Financial Advisor or other authorized financial representative (or the Transfer Agent if you purchase shares directly through the Portfolio) of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Portfolio or other Morgan Stanley Funds held in all related accounts described above at Morgan Stanley or by other authorized dealers, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold. The Portfolio makes available, in a clear and prominent format, free of charge, on its web site, www. morganstanley.com, information regarding applicable sales loads and reduced sales charges (i.e., breakpoint discounts). The web site includes hyperlinks that facilitate access to the information.

Letter of Intent.The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written ‘‘Letter of Intent.’’ A Letter of Intent provides for the purchase of Class A shares of the

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Portfolio or other Multi-Class Funds within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Portfolio (or any other Multi-Class Fund) from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the Letter of Intent, and (2) the historical cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the periods referenced in (1) and (2) above. You should retain any records necessary to substantiate historical costs because the Portfolio, the Transfer Agent and any financial intermediaries may not maintain this information. You can obtain a Letter of Intent by contacting your Financial Advisor or other authorized financial representative, or by calling toll-free (800) 869-NEWS. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Other Sales Charge Waivers.In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

▪
A trust for which a banking affiliate of the Investment Adviser provides discretionary trustee services.
▪
Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund’s distributor, pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.
▪
Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions) and certain other investment programs that do not charge an asset-based fee and have been approved by the Fund’s distributor.
▪
Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which an entity independent from Morgan Stanley serves as recordkeeper under an alliance or similar agreement with Morgan Stanley’s Retirement Plan Solutions (‘‘Morgan Stanley Eligible Plans’’).
▪
Insurance company separate accounts that have been approved by the Fund’s distributor.
▪
Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.
▪
Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

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Contingent Deferred Sales Charge or CDSC

A fee you pay when you sell shares of certain Morgan Stanley Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.

CLASS C SHARES.Class C shares are sold at net asset value with no initial sales charge, but are subject to a CDSC of 0.75% and 1.00% for The FX Alpha Portfolio and The FX Alpha Plus Portfolio, respectively, on sales made within one year after the last day of the month of purchase. The CDSC is assessed on an amount equal to the lesser of the then market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder’s Portfolio account that are not subject to a CDSC, followed by shares held the longest in the shareholder’s account.

Brokers, dealers or other financial intermediaries may impose a limit on the dollar value of a Class C share purchase order that they will accept. You should discuss with your financial advisor which share class is most appropriate for you based on the size of your investment, your expected time horizon for holding the shares and other factors, bearing in mind the availability of reduced sales loads on Class A share purchases of $50,000 or more and for existing shareholders who hold over $50,000 in Morgan Stanley Funds.

CDSC Waivers.A CDSC, if otherwise applicable, will be waived in the case of:

▪
Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your individual name or in the names of you and your spouse as joint tenants with right of survivorship; (ii) registered in the name of a trust of which (a) you are the settlor and that is revocable by you (i.e., a ‘‘living trust’’) or (b) you and your spouse are the settlors and that is revocable by you or your spouse (i.e., a ‘‘joint living trust’’); or (iii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account; provided in each case that the sale is requested within one year after your death or initial determination of disability.
▪
Sales in connection with the following retirement plan ‘‘distributions’’: (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a ‘‘key employee’’ of a ‘‘top heavy’’ plan, following attainment of age 59½ (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59½ or (iii) a tax-free return of an excess IRA contribution (a ‘‘distribution’’ does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).
▪
Sales of shares in connection with the systematic withdrawal plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the systematic withdrawal plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your

34

shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.
▪
Sales of shares purchased prior to April 1, 2004 or acquired in exchange for shares purchased prior to April 1, 2004, if you simultaneously invest the proceeds from such sale in the Investment Adviser’s mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares acquired in connection with the Investment Adviser’s mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, and mandatory sale or transfer restrictions on termination.
▪
Sales of Class A shares for which no commission or transaction fee was paid by the Fund’s distributor to authorized dealers at the time of purchase of such shares.

The Fund’s distributor may require confirmation of your entitlement before granting a CDSC waiver. If you believe you are eligible for a CDSC waiver, please contact your Morgan Stanley Financial Advisor or other authorized financial representative or call toll-free (800) 869-NEWS.

Distribution Fee.Class C shares are subject to an annual distribution and shareholder services (12b-1) fee of up to 0.75% and 1.00% for The FX Alpha Portfolio and The FX Alpha Plus Portfolio, respectively, of the average daily net assets of that Class. The maximum annual 12b-1 fee payable by Class C shares is higher than the maximum annual 12b-1 fee payable by Class A shares. Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution and shareholder services (12b-1) fees applicable to Class C shares for as long as the investor owns such shares.

CLASS D SHARES.Class D shares are offered without any sales charge on purchases or sales and without any distribution and shareholder services (12b-1) fee. Class D shares are offered only to investors meeting the following investor categories:

▪
Investors participating in the Investment Adviser’s or an affiliate’s mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.
▪
Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) approved by the Fund’s distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services. With respect to Class D shares held through the Morgan Stanley Choice Program, at such time as those Portfolio shares are no longer held through the program, the shares will be automatically converted into Class A shares (which are subject to higher expenses than Class D shares) based on the then current relative net asset values of the two Classes.
▪
Certain investment programs that do not charge an asset-based fee and have been approved by the Fund’s distributor.
▪
Employee benefit plans maintained by Morgan Stanley or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries.

35

▪
Certain unit investment trusts sponsored by Morgan Stanley & Co. or its affiliates.
▪
Certain other open-end investment companies whose shares are distributed by the Fund’s distributor.
▪
Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases of their former Dean Witter Retirement Series accounts.
▪
The Investment Adviser and its affiliates with respect to shares held in connection with certain deferred compensation programs established for their employees or the Fund’s Trustees.

A purchase order that meets the requirements for investment in Class D shares can be made only in Class D shares.

Class D shares are not offered for investments made through Section 529 plans, donor-advised charitable gift funds and insurance company separate accounts (regardless of size of the investment).

NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS: If you receive a cash payment representing an ordinary dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

PLAN OF DISTRIBUTION (RULE 12b-1 FEES)Each Portfolio has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act with respect to the Class A and Class C shares. (Class D shares are offered without any 12b-1 fee.) The Plan allows each Portfolio to pay distribution fees for the sale and distribution of these shares. It also allows each Portfolio to pay for services to shareholders of Class A and Class C shares. Because these fees are paid out of each Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and reduce your return in these Classes and may cost you more than paying other types of sales charges.

Additional Information

The Investment Adviser and/or distributor may pay compensation (out of their own funds and not as an expense of the Portfolios) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of shares of the Portfolios and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value or the price of the Portfolios’ shares. For more information, please see the Fund’s Statement of Additional Information.

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Financial Highlights

No financial information is presented for the Portfolios because the Portfolios have not commenced investment operations as of the date of this Prospectus.

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Morgan Stanley Funds

EQUITY

BLEND/CORE

Dividend Growth Securities

Institutional Strategies Fund

Multi-Asset Class Fund

DOMESTIC HYBRID

Allocator Fund

Balanced Fund

Strategist Fund

GLOBAL/INTERNATIONAL

European Equity Fund

Global Advantage Fund

Global Dividend Growth Securities

International Fund

International SmallCap Fund

International Value Equity Fund

Japan Fund

Pacific Growth Fund

GROWTH

Capital Opportunities Trust

Developing Growth Securities Trust

Focus Growth Fund

Special Growth Fund

INDEX

Equally-Weighted S&P 500 Fund

Nasdaq-100 Index Fund

S&P 500 Index Fund

Total Market Index Fund

SPECIALTY

Convertible Securities Trust

Financial Services Trust

Health Sciences Trust

Natural Resource Development Securities

Real Estate Fund

Technology Fund

Utilities Fund

VALUE

Fundamental Value Fund

Mid-Cap Value Fund

Small-Mid Special Value Fund

Special Value Fund

Value Fund

FIXED INCOME

TAXABLE SHORT TERM

Limited Duration Fund**

Limited Duration U.S. Government Trust*

TAXABLE INTERMEDIATE TERM

Flexible Income Trust

High Yield Securities

Income Trust

Mortgage Securities Trust

U.S. Government Securities Trust

TAX-FREE

California Tax-Free Income Fund

Limited Term Municipal Trust**

New York Tax-Free Income Fund

Tax-Exempt Securities Trust

MONEY MARKET*

TAXABLE

Liquid Asset Fund

U.S. Government Money Market

TAX-FREE

California Tax-Free Daily Income Trust

New York Municipal Money Market Trust

Tax-Free Daily Income Trust

There may be funds created or terminated after this Prospectus was published. Please consult the inside back cover of a new fund’s prospectus for its designations, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Fund is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple classes of shares.

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No-Load (Mutual) Fund

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Single-Class Fund(s)

Additional information about each Portfolio’s investments will be available in the Fund’s Annual and Semiannual Reports to Shareholders. In the Fund’s Annual Report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

The Fund’s Statement of Additional Information also provides additional information about the Portfolios. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund and the Portfolios or to make shareholder inquiries, please call toll-free (800) 869-NEWS. Free copies of thesedocuments are also available from our Internet site at: www.morganstanley.com/funds.

You also may obtain information about the Portfolios by calling your Financial Advisor or by visiting our Internet site.

Information about the Portfolios (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission’s (the ‘‘SEC’’) Public Reference Room in Washington, DC. Information about the Reference Room’s operations may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

Ticker Symbols:
CLASS A:	CLASS C:
CLASS D:

(THE FUND’S INVESTMENT COMPANY ACT FILE NO. IS 811-    )

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

CLF #
Morgan Stanley Funds
Morgan Stanley
FX Series Funds
(insert CLF Number and mo./yr.)
Prospectus
                      , 2007

THE INFORMATION IN THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BECOMES EFFECTIVE. THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Morgan Stanley
FX Series Funds

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

         , 2007

Subject to Completion

The FX Alpha Portfolio
The FX Alpha Plus Portfolio

This Statement of Additional Information is not a prospectus. The Prospectus (dated                         , 2007) for Morgan Stanley FX Series Funds may be obtained without charge from the Fund at its address or telephone number listed below or from Morgan Stanley & Co. Incorporated at any of its branch offices.

Morgan Stanley FX Series Funds
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS

I. Fund History	2
II. Description of the Fund and Its Investments and Risks	2
A. Classification	2
B. Investment Strategies and Risks	2
C. Fund Policies/Investment Restrictions	10
D. Disclosure of Portfolio Holdings	11
III. Management of the Fund	16
A. Board of Trustees	16
B. Management Information	16
C. Compensation	22
IV. Control Persons and Principal Holders of Securities	24
V. Investment Advisory and Other Services	24
A. Investment Adviser, Sub-Adviser and Administrator	24
B. Principal Underwriter	25
C. Services Provided by the Investment Adviser, Sub-Adviser and Administrator	26
D. Dealer Reallowances	27
E. Rule 12b-1 Plan	27
F. Other Service Providers	29
G. Fund Management	29
H. Codes of Ethics	31
I. Proxy Voting Policy and Proxy Voting Record	31
J. Revenue Sharing	32
VI. Brokerage Allocation and Other Practices	33
A. Brokerage Transactions	33
B. Commissions	33
C. Brokerage Selection	33
D. Directed Brokerage	34
E. Regular Broker-Dealers	34
VII. Capital Stock and Other Securities	34
VIII. Purchase, Redemption and Pricing of Shares	35
A. Purchase/Redemption of Shares	35
B. Offering Price	36
IX. Taxation of the Portfolios and Shareholders	37
X. Underwriters	41
XI. Performance Data	41
XII. Financial Statements	41
XIII. Fund Counsel	41
Appendix A. Proxy Voting Policy and Procedures	A-1

GLOSSARY OF SELECTED DEFINED TERMS

The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).

‘‘Administrator’’ or ‘‘Morgan Stanley Services’’ — Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Adviser.

‘‘Custodian’’ — The Bank of New York.

‘‘Distributor’’ — Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

‘‘Financial Advisors’’ — Morgan Stanley authorized financial services representatives.

‘‘Fund’’ — Morgan Stanley FX Series Funds, a registered open-end investment company.

‘‘Independent Trustees’’ — Trustees who are not ‘‘interested persons’’ (as defined by the Investment Company Act of 1940, as amended (‘‘Investment Company Act’’)) of the Fund.

‘‘Investment Adviser’’ — Morgan Stanley Investment Advisors Inc., a wholly-owned investment adviser subsidiary of Morgan Stanley.

‘‘Morgan Stanley & Co.’’ — Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

‘‘Morgan Stanley Funds’’ — Registered investment companies for which the Investment Adviser serves as the investment adviser and that hold themselves out to investors as related companies for investment and investor services.

‘‘Portfolio(s)’’ — The separate investment portfolio(s) of the Fund, The FX Alpha Portfolio and The FX Alpha Plus Portfolio.

‘‘Sub-Adviser’’ — Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley.

‘‘Transfer Agent’’ — Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.

‘‘Trustees’’ — The Board of Trustees of the Fund.

I.    FUND HISTORY

The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on January 31, 2007.

II.    DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

A.    Classification

The Fund is an open-end, non-diversified management investment company.

B.    Investment Strategies and Risks

The following discussion of each Portfolio’s investment strategies and risks should be read with the sections of the Fund’s Prospectus titled ‘‘Principal Investment Strategies,’’ ‘‘Principal Risks,’’ ‘‘Additional Investment Strategy Information’’ and ‘‘Additional Risk Information.’’

Options and Futures Transactions.    Each Portfolio may engage in transactions in listed options. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation (‘‘OCC’’). Ownership of a listed call option gives the Portfolio the right to buy from the OCC (in the United States) or other clearing corporation or exchange, the underlying security covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the United States) or other clearing corporation or exchange, the underlying security at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security to the OCC (in the United States) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the United States) or other clearing corporation or exchange, at the exercise price.

Risks of Options Transactions.    The successful use of options depends on the ability of the Sub-Adviser to forecast correctly interest rates and/or market movements. If the market value of the portfolio securities upon which call options have been written increases, a Portfolio may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

A Portfolio’s ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that a liquid secondary market will exist.

In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in options, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Portfolios may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Futures Contracts.    Each Portfolio may purchase and sell futures contracts that are traded on commodity exchanges.

A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables a Portfolio, during the term of the contract, to lock in a price at which it may purchase a security and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables a Portfolio to lock in a price at which it may sell a security and protect against declines in the value of portfolio securities.

Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Portfolio will be able to enter into a closing transaction.

Margin.    If a Portfolio enters into a futures contract, it is initially required to deposit an ‘‘initial margin’’ of cash, U.S. government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract, which will be returned to the Portfolio upon the proper termination of the futures contract. The margin deposits made are marked-to-market daily and the Portfolio may be required to make subsequent deposits of cash, U.S. government securities or other liquid portfolio securities, called ‘‘variation margin,’’ which are reflective of price fluctuations in the futures contract.

Options on Futures Contracts.    Each Portfolio may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.

The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

Limitations on Futures Contracts and Options on Futures.    The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Portfolio, the Investment Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (‘‘CEA’’). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which a Portfolio may engage in non-hedging transactions involving futures and options thereon except as set forth in the Fund’s Prospectus or Statement of Additional Information. There is no overall limitation on the percentage of a Portfolio’s net assets which may be subject to a hedge position.

Risks of Transactions in Futures Contracts and Related Options.    The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of a Portfolio’s portfolio securities. Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates and market movements against which a Portfolio seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate and/or market movement trends by the Sub-Adviser may still not result in a successful hedging transaction.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Portfolio may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Portfolio to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal to the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Portfolio’s ability to effectively hedge its portfolio.

Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Portfolio’s ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Portfolio’s transactions effected on foreign exchanges.

In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

If a Portfolio maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Portfolio, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Portfolio to purchase the same contract at a price no higher than the price at which the short position was established.

In addition, if a Portfolio holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Portfolio. Alternatively, the Portfolio could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Portfolio.

U.S. Treasury Obligations and U.S. Government Securities.    U.S. Treasury Obligations include securities issued or guaranteed by the U.S. Treasury (‘‘U.S. Treasury Obligations’’). Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (‘‘STRIPS’’).

U.S. Government Securities are obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, which may or may not be backed by the full faith and credit of the U.S. government. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury (such as in the case of those issued by the Government National Mortgage Association (‘‘Ginnie Mae’’)) through provisions in its charter that it may make ‘‘indefinite and unlimited’’ drawings on the Treasury, if needed to service its debt); others (such as those issued by the Federal Home Loan Banks) are not backed by the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances; others (such as those issued by the Federal National Mortgage Association (‘‘Fannie Mae’’)) are supported by the discretionary authority of the U.S. government to purchase certain obligations of the issuer to assist them in meeting their debt obligations; and others (such as those issued by the Federal Farm Credit System) by only the credit of the issuer.

If a U.S. government security is not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

An instrumentality is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

U.S. government securities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. government securities also include zero coupon bonds. Certain debt issued by Resolution Funding

Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed.

Some Portfolios invest in U.S. Treasury Obligations and certain U.S. government securities the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include these issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and Student Loan Marketing Association.

U.S. government securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Repurchase Agreements.    Each Portfolio may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by a Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolio follows procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Sub-Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss.

When-Issued and Delayed Delivery Securities and Forward Commitments.    From time to time, each Portfolio may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Portfolio’s assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Portfolio will also establish a segregated account on the Portfolio’s books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

When, As and If Issued Securities.    Each Portfolio may purchase securities on a ‘‘when, as and if issued’’ basis, under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in a Portfolio until the Sub-Adviser determines that issuance of the security is probable. At that time, the Portfolio will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Portfolio will also establish a segregated account on the Portfolio’s books in which it will maintain cash, cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

An increase in the percentage of a Portfolio’s assets committed to the purchase of securities on a ‘‘when, as and if issued’’ basis may increase the volatility of its net asset value. A Portfolio may also sell securities on a ‘‘when, as and if issued’’ basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of sale.

Private Placements.    The Portfolios may invest in commercial paper issued in reliance on the so-called ‘‘private placement’’ exemption afforded by Section 4(2) of the Securities Act of 1933, as amended (the ‘‘Securities Act’’), and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Sub-Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolios. If a restricted security is determined to be ‘‘liquid,’’ the security will not be included within the category ‘‘illiquid securities,’’ which may not exceed 15% of each Portfolio’s net assets.

Foreign Investment.    Investing in foreign securities involves certain special considerations which are not typically associated with investments in the securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic development which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently are higher than the costs of investing in the United States. Although the Investment Adviser and Sub-Adviser endeavor to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers may be denominated in foreign currencies. Accordingly, the value of a Portfolio’s assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

Emerging Market Securities.    An emerging market security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging markets or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of any issuer that has one or more of these characteristics in connection with any emerging market country not to be considered an emerging market security if it has one or more of these characteristics in connection with a developed country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely effected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investment in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that a Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic development (including war) that could affect adversely the economies of such countries or the value of a fund’s investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Investments in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Currency Swaps.    A currency swap is a derivative in the form of an agreement to exchange the return generated by one currency for the return generated by another currency. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The currency swaps in which a Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The currency swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the currency swap market has become relatively liquid.

A Portfolio will usually enter into currency swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s obligations under a currency swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a currency swap Counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Portfolio.

Currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary fund securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of a Portfolio would be less favorable than it would have been if this investment technique were not used.

Use of Segregated and Other Special Accounts.    Many derivative transactions, in addition to other requirements, require that the Portfolios earmark or segregate cash and/or liquid securities to the extent Portfolio obligations are not otherwise ‘‘covered’’ through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Portfolios to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, the Portfolios must earmark or segregate cash and/or liquid securities in an amount at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate. OTC options entered into by the Portfolios, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, as well as securities issued on a when issued or when, as and if issued basis will generally provide for cash settlement. As a result, when the Portfolios sell these instruments it will only earmark or segregate an amount of cash and/or liquid securities equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. OCC issued and exchange listed options sold by the Portfolios other than those above generally settle with physical delivery, and the Portfolios will earmark or segregate an amount of cash and/or liquid securities equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option on a futures contract, the Portfolios must deposit initial margin and possible daily variation margin in addition to segregating cash and/or liquid securities sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract.

With respect to swaps, the Portfolios will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will earmark or segregate an amount of cash and/or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of cash and/or liquid securities with a value equal to the Fund’s net obligation, if any.

Derivative transactions may be covered by other means when consistent with applicable regulatory policies. The Portfolios also may enter into offsetting transactions so that its combined position, coupled with any segregated cash and/or liquid securities, equals its net outstanding obligation in related options and derivative transactions.

Investment Company Securities.    Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including foreign investment companies and exchange-traded funds. Each Portfolio may invest in investment company securities as may be permitted by (i) the Investment Company Act; (ii) the rules and regulations promulgated by the SEC under the Investment Company Act; or (iii) an exemption or other relief applicable to the Fund from provisions of the Investment Company Act. The Investment Company Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a portfolio’s total assets in any one investment company, and no more than 10% in any combination of investment companies. Each Portfolio may invest in investment company securities of investment companies managed by the Investment Adviser or its affiliates to the extent permitted under the Investment Company Act or as otherwise authorized by the SEC. To the extent the Portfolio invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a shareholder in the Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly the expenses of the purchased investment company.

To the extent permitted by applicable law, a Portfolio may invest all or some of its short term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Portfolio, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Portfolio bearing some additional expenses.

C.    Fund Policies/Investment Restrictions

The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolios. Under the Investment Company Act, a fundamental policy of a Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares of a Portfolio present at a meeting of Fund shareholders, if the holders of 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio, except in the case of borrowing and investments in illiquid securities.

Investment Objective.    The investment objective of each Portfolio is a fundamental policy which may not be changed without the approval of the shareholders of that Portfolio.

Each Portfolio will not:

1.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2.	Purchase or sell real estate or interests therein (including limited partnership interests), although the Portfolios may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

3.	Borrow money, except the Portfolios may borrow money to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolios from the provisions of the Investment Company Act, as amended from time to time.

4.	Issue senior securities, except the Portfolios may issue senior securities to the extent permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolios from the provisions of the Investment Company Act, as amended from time to time.

5.	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolios may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolios from the provision of the Investment Company Act, as amended from time to time.

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolios from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolios from the provisions of the Investment Company Act, as amended from time to time.

7.	Engage in the underwriting of securities, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

In addition, as a non-fundamental policy, which can be changed with Board approval and without shareholder vote, the Portfolios may not invest in other investment companies in reliance on Section 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the Investment Company Act.

Notwithstanding any other investment policy or restriction, each Portfolio may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Portfolio.

Each Portfolio has an operating policy, which may be changed by the Fund’s Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

D.    Disclosure of Portfolio Holdings

Each Portfolio’s Board of Trustees, the Investment Adviser and the Sub-Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the ‘‘Policy’’). Pursuant to the Policy, the Investment Adviser and the Sub-Adviser may disclose information concerning portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Portfolio’s, the Investment Adviser’s and the Sub-Adviser’s fiduciary duties to Portfolio shareholders. Neither the Investment Adviser nor the Sub-Adviser may receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Portfolio. Consideration includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Investment Adviser, Sub-Adviser or by any affiliated person of the Investment Adviser or the Sub-Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Portfolio has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Portfolio shareholders receive non-public portfolio holdings information, except as described below.

The Portfolio makes available on its public website the following portfolio holdings information:

•	complete portfolio holdings information quarterly on a calendar quarter basis with a minimum 30 calendar day lag; and

•	top 10 (or top 15) holdings monthly with a minimum 15 business day lag.

The Portfolio provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Portfolio may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Investment Adviser or the Portfolio and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Investment Adviser and the Sub-Adviser may provide interest lists to broker-dealers who execute securities transactions for the Portfolio without entering into a nondisclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Investment Adviser, the Sub-Adviser or any affiliate of the Investment Adviser or Sub-Adviser (the ‘‘MSIM Funds’’) on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Portfolio shareholders may elect in some circumstances to redeem their shares of the Portfolio in exchange for their pro rata share of the securities held by the Portfolio. Under such circumstances, Portfolio shareholders may receive a complete listing of the holdings of the Portfolio up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Portfolio may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

The Portfolio may disclose portfolio holdings to transition managers, provided that the Portfolio has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Investment Adviser and/or the Portfolio have entered into ongoing arrangements to make available public and/or non-public information about the portfolio securities of each Portfolio, provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a nondisclosure agreement with the Portfolio, or owes a duty of trust or confidence to the Investment Adviser or the Portfolio, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee (‘‘PHRC’’) or the Portfolio’s Board of Trustees. In all such instances, however, the PHRC will be responsible for reporting to the Portfolio’s Board of Trustees, or designated Committee thereof, material information concerning the ongoing arrangements at each Board’s next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

The Investment Adviser and/or the Portfolio currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
Institutional Shareholder Services (ISS) (proxy voting agent) (*)	Complete portfolio holdings	Twice a month	(2)
FT Interactive Data Pricing Service Provider(*)	Complete portfolio holdings	As needed	(2)
Morgan Stanley Trust(*)	Complete portfolio holdings	As needed	(2)
The Bank of New York(*)	Complete portfolio holdings	As needed	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Morningstar(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Standard & Poor’s(*)	Complete portfolio holdings	Quarterly basis	Approximately 15 day lag
Investment Company Institute(**)	Top ten portfolio holdings	Quarterly basis	Approximately 15 days after quarter end
Consultants and Analysts
Americh Massena & Associates, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after quarter end
Cambridge Associates(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after month/quarter end
Citigroup(*)	Complete portfolio holdings	Quarterly basis(5)	At least one day after quarter end
Credit Suisse First Boston*	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively	Approximately 10-12 days after month/quarter end
CTC Consulting, Inc.(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Evaluation Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Fund Evaluation Group(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Merrill Lynch(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Mobius(**)	Top ten portfolio holdings(3)	Monthly basis	At least 15 days after month end
Nelsons(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Prime Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
PSN(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Russell Investment Group/Russell/MellonAnalytical Services, Inc.(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
Stratford Advisory Group, Inc.(*)	Top ten and complete portfolio holdings(6)	Quarterly basis	Approximately 10-12 days after quarter end
Thompson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Watershed Investment Consultants, Inc.(*)	Top ten and complete portfolio holdings(3)	Quarterly basis(5)	Approximately 10-12 days after quarter end

Name	Information Disclosed	Frequency(1)	Lag Time
Yanni Partners(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Providers
Fact Set(*)	Complete portfolio holdings	Daily	One day

(*)	This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

(**)	The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

(1)	Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

(2)	Information will typically be provided on a real time basis or as soon thereafter as possible.

(3)	Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

(4)	Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

(5)	This information will also be provided upon request from time to time.

(6)	Complete portfolio holdings will also be provided upon request from time to time.

In addition, persons who owe a duty of trust or confidence to the Investment Adviser, the Sub-Adviser or the Portfolio may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include, (i) the Portfolio’s independent registered public accounting firm (as of the Portfolio’s fiscal year end and on an as needed basis), (ii) counsel to the Portfolio (on an as needed basis), (iii) counsel to the Independent Trustees (on an as needed basis) and (iv) members of the Board of Trustees (on an as needed basis).

All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Portfolio’s Board of Trustees (or designated Committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Investment Adviser and the Sub-Adviser shall report quarterly to the Board of Trustees (or a designated Committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Investment Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the nonpublic information.

In no instance may the Investment Adviser, the Sub-Adviser or the Portfolio receive any compensation or consideration in exchange for the portfolio holdings information.

The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

(a)    The PHRC, which will consist of executive officers of the Portfolio and the Investment Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

(b)    The PHRC will periodically review and have the authority to amend as necessary the Portfolio’s portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

(c)    The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Investment Adviser and the Sub-Adviser employ to ensure that disclosure of information about portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of Portfolio shareholders, on the one hand, and those of the Investment Adviser, the Sub-Adviser, the Distributor or any affiliated person of the Portfolio, the Investment Adviser, the Sub-Adviser or the Distributor, on the other.

(d)    Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed nondisclosure agreement. At least three members of the PHRC, or their designees, and one member of the Portfolio’s Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

(e)    The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Trustees at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

III.    MANAGEMENT OF THE FUND

A.    Board of Trustees

The Board of Trustees of each Portfolio oversees the management of the Portfolio, but does not itself manage the Portfolio. The Trustees review various services provided by or under the direction of the Investment Adviser to ensure that the Portfolio’s general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Portfolio in a satisfactory manner.

Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Portfolio and not the Trustee’s own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Portfolio and its shareholders.

B.    Management Information

Trustees and Officers.    The Board of the Portfolio consists of 10 Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Investment Adviser (the ‘‘Retail Funds’’) and certain of the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’). Nine Trustees have no affiliation or business connection with the Investment Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Investment Adviser’s parent company, Morgan Stanley. These are the ‘‘non-interested’’ or ‘‘Independent’’ Trustees. The other Trustee (the ‘‘Interested Trustee’’) is affiliated with the Investment Adviser.

Independent Trustees.    The Independent Trustees of the Portfolio, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2006) and other directorships, if any, held by the Trustees, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairperson of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB75423852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation and the UCLA Foundation.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; formerly Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

The Trustee who is affiliated with the Investment Adviser or affiliates of the Investment Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee (as of December 31, 2006) and the other directorships, if any, held by the Interested Trustee, are shown below.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer — Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer — Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2007); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (40) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

In addition, the following individuals who are officers of the Investment Adviser or its affiliates serve as assistant secretaries of the Fund: Joanne Antico, Joseph C. Benedetti, Daniel E. Burton, Joanne Doldo, Tara A. Farrelly, Alice J. Gerstel, Eric C. Griffith, Lou Anne D. McInnis, Edward J. Meehan, Elisa Mitchell, Elizabeth Nelson, Debra Rubano, Rita Rubin, Sheri L. Schreck and Julien H. Yoo.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Investment Adviser, Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2006, is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (as of December 31, 2006)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 31, 2006)
Independent:
Frank L. Bowman(1)	None	$50,001 – $100,000
Michael Bozic	None	over $100,000
Kathleen A. Dennis	None	over $100,000
Manuel H. Johnson	None	over $100,000
Joseph J. Kearns(1)	None	over $100,000
Michael F. Klein	None	over $100,000
Michael E. Nugent	None	over $100,000
W. Allen Reed	None	$10,001 – $50,000
Fergus Reid(1)	None	over $100,000
Interested:
James F. Higgins	None	over $100,000

(1)	Includes the total amount of compensation deferred by the Trustee at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

Independent Trustees and the Committees.    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Retail Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Retail Funds’ Boards, such individuals may reject other attractive assignments because the Retail Funds make substantial demands on their time. The Board has four Committees: (1) Audit Committee, (2) Governance Committee, (3) Valuation, Insurance and Compliance Committee and (4) Investment Committee. Three of the Independent Trustees serve as members of the Audit Committee, three Independent Trustees serve as members of the Governance Committee, four Trustees, including three Independent Trustees, serve as members of the Valuation, Insurance and Compliance Committee and all of the Trustees serve as members of the Investment Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Retail Funds have a Rule 12b-1 plan.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund’s independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund’s system of internal controls; and preparing and submitting Committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund’s Audit Committees is an ‘‘interested person,’’ as defined under the Investment Company Act, of the Fund (with such disinterested Trustees being ‘‘Independent Trustees’’ or individually, ‘‘Independent Trustee’’). Each Independent Trustee is also ‘‘independent’’ from the Fund under the listing standards of the New York Stock Exchange, Inc. (‘‘NYSE’’). The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Trustees of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Fund’s Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund’s Independent Trustees as candidates for election as Independent Trustees, advises the Fund’s Board with respect to Board composition, procedures and committees, develops and recommends to the Fund’s Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund’s Board of Trustees and any Board committees and oversees periodic evaluations of the Fund’s Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael F. Klein and Fergus Reid, each of whom is an Independent Trustee. The Chairperson of the Governance Committee is Fergus Reid.

The Fund does not have a separate nominating committee. While the Fund’s Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Fund believe that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, each current Independent Trustee (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Trustees for the Fund. Persons recommended by the Fund’s Governance Committee as candidates for nomination as Independent Trustees shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Trustees of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund’s Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption ‘‘Shareholder Communications.’’

The Board formed a Valuation, Insurance and Compliance Committee to review the valuation process, address insurance coverage and oversee the compliance function for the Fund and the Board. The Valuation, Insurance and Compliance Committee consists of Frank L. Bowman, Michael Bozic, Manuel H. Johnson and James F. Higgins. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Trustees. The Chairperson of the Valuation, Insurance and Compliance Committee is Michael Bozic. The Valuation, Insurance & Compliance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund’s Investment Advisory, Sub-Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, Fergus Reid and W. Allen Reed. All members of the Investment Committee, except for James F. Higgins, are Independent Trustees. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds’ primary areas of investment, namely equities, fixed income and alternatives. The Sub-Committees and their members are as follows:

(1)    Equity — W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2)    Fixed-Income — Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)    Money Market and Alternatives — Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

Advantages of Having Same Individuals as Trustees for the Retail Funds and Institutional Funds.    The Independent Trustees and the Fund’s management believe that having the same Independent Trustees for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund’s service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Retail Funds and Institutional Funds.

Trustee and Officer Indemnification.    The Fund’s Declaration of Trust provides that no Trustee, Officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, Officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, Officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

Shareholder Communications.    Shareholders may send communications to the Fund’s Board of Trustees. Shareholders should send communications intended for the Fund’s Board by addressing the communications directly to that Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund’s office or directly to such Board member(s) at the address specified for each trustee previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

C.    Compensation

Each Trustee (except for the Chairperson of the Boards) receives an annual retainer fee of $180,000 for serving the Retail Funds and the Institutional Funds.

Prior to October 1, 2006, the Chairperson of the Audit Committee received an additional annual retainer fee of $60,000. Other Committee Chairpersons and the Deputy Chairperson of the Audit Committee received an additional annual retainer fee of $30,000. Effective October 1, 2006, the Chairperson of the Audit Committee receives an additional annual retainer fee of $75,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $60,000. Other Committee Chairpersons receive an additional annual retainer fee of $30,000 and the Sub-Committee Chairpersons receive an additional annual retainer fee of $15,000. The aggregate compensation paid to each Trustee is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. As of July 1, 2006, Charles A. Fiumefreddo resigned as Chairperson of the Boards of the Retail Funds and the Institutional Funds and was succeeded by Michael E. Nugent. Prior to July 1, 2006, Charles A. Fiumefreddo received an annual retainer fee for his services as Chairperson of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board. As of July 1, 2006, Michael E. Nugent receives a total annual retainer fee of $360,000 for his services as Chairperson.

The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Fund who are employed by the Investment Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the ‘‘DC Plan’’), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Institutional Funds maintained a similar Deferred Compensation Plan (the ‘‘Prior DC Plan’’), which also allowed each Independent Trustee to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Trustees throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows estimated aggregate compensation payable to each of the Fund’s Trustees from the Fund for the fiscal year ended October 31, 2007 and the aggregate compensation payable to each of the funds’ Trustees by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2006.

Compensation(1)

Name of Independent Trustee	Estimated compensation from the Fund	Number of Portfolios in the Fund Complex from which the Trustee received compensation	Total compensation from the Fund Complex Paid to Trustees(2)
Frank L. Bowman(2)			$75.000
Michael Bozic			195,000
Kathleen A. Dennis			78,750
Manuel H. Johnson			240,000
Joseph J. Kearns(2)			226,250
Michael F. Klein			78,750
Michael E. Nugent			285,000
W. Allen Reed(2)			78,750
Fergus Reid			215,000
Name of Interested Trustee
James F. Higgins(3)			0

(1)	Includes all amounts paid for serving as Trustee of the Fund, as well as serving as Chairman of the Boards or a Chairperson of a Committee/Sub-Committee of the Board.

(2)	The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2006 before deferral by the Trustees under the DC Plan. As of December 31, 2006, the value (including interest) of the deferral accounts across the Fund Complex for Messrs Bowman, Kearns and Reid pursuant to the deferred compensation plans was $78,764, $959,331 and $764,483, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

(3)	Mr. Higgins was not approved to receive compensation from the Funds and Fund Complex until February 20-21, 2007. Thus, he did not receive any compensation from the Fund and Fund Complex for the calendar year ended December 31, 2006.

Prior to December 31, 2003, 49 of the Retail Funds (the ‘‘Adopting Funds’’), not including the Fund, had adopted a retirement program under which an Independent Trustee who retired after serving for at least five years as an Independent Trustee of any such fund (an ‘‘Eligible Trustee’’) would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Trustee was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Trustee’s retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund’s Independent Trustees by the Adopting Funds for the calendar year ended December 31, 2006, and the estimated retirement benefits for the Independent Trustees, from the Adopting Funds for each calendar year following retirement. Only the Trustees listed below participated in the retirement program.

	Retirement benefits accrued as fund expenses	Estimated annual benefits upon retirement(1)
Name of Independent Trustee	By all Adopting Funds	From all Adopting Funds
Michael Bozic	$17,614	$46,871
Manuel H. Johnson	18,586	68,630
Michael E. Nugent	29,524	61,377

(1)	Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Trustee’s life.

IV.    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Investment Adviser provided the initial capital for the Fund by purchasing [    ] shares each of Class A, Class C and Class D of the Fund for $[                ], respectively, on                 , 2007. As of the date of this Statement of Additional Information, the Investment Adviser owned 100% of the outstanding shares of each Portfolio. The Investment Adviser may be deemed to control each Portfolio until such time as it owns less than 25% of the outstanding shares of each Portfolio.

As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of each Portfolio owned by each Portfolio’s officers and Trustees as a group was less than 1% of each Portfolio’s shares of beneficial interest outstanding.

V.    INVESTMENT ADVISORY AND OTHER SERVICES

A.    Investment Adviser, Sub-Adviser and Administrator

The Investment Adviser to each Portfolio is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

The Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley and an affiliate of the Investment Adviser, provides a broad range of portfolio management services to its clients. Its main business office is located at 25 Cabot Square, Canary Wharf, London, United Kingdom E14 4QA.

The Investment Adviser provides investment advisory services pursuant to an investment advisory agreement (the ‘‘Investment Advisory Agreement’’). Pursuant to the Investment Advisory Agreement, The FX Alpha Portfolio pays the Investment Adviser a base fee of 0.55% of average daily net assets of the Portfolio and then applies a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable performance period. The base fee is adjusted upward if, during the most recent 12-month period, the Portfolio outperforms LIBOR plus 2.50% and adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 2.50%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 2.50%, respectively, during the applicable period. The maximum annualized performance adjustment rate is ±0.275% of the Portfolio’s average net assets over the applicable performance period.

The advisory fee for The FX Alpha Plus Portfolio is determined by calculating a base fee of 1.10% of average daily net assets of the Portfolio and then applying a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable performance period. The base fee is adjusted upward if, during the most recent 12-month period, the Portfolio outperforms LIBOR plus 6.00% and adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 6.00%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 6.00%, respectively, during the applicable period. The maximum annualized performance adjustment rate is ±0.55% of the Portfolio’s average net assets over the applicable performance period.

The performance adjustment for each class of shares will be based on the performance of the Class D shares. The performance period is the most recent 12-month period. The performance adjustment rate is divided by twelve and multiplied by the Portfolio’s average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the base fee.

The administration services provided to each Portfolio are provided by Morgan Stanley Services Company Inc. (‘‘Administrator’’), a wholly-owned subsidiary of the Investment Adviser, pursuant to an administration agreement (‘‘Administration Agreement’’) entered into by the Fund and the Administrator. Pursuant to the Administration Agreement, each Portfolio pays the Administrator an annual fee of 0.08% of each Portfolio’s average daily net assets.

Pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-Adviser (the ‘‘Sub-Advisory Agreement’’), the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Portfolios, to continuously furnish investment advice concerning individual security selections and asset allocations and to manage the Portfolios. As compensation for its service, the Investment Adviser will pay the Sub-Adviser on a monthly basis a portion of the net advisory fees it receives from the Portfolios.

B.    Principal Underwriter

The Fund’s principal underwriter is the Distributor (which has the same address as the Investment Adviser). In this capacity, the Fund’s shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley & Co., which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund’s shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund’s shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund’s shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C.    Services Provided by the Investment Adviser, Sub-Adviser and Administrator

The Investment Adviser manages each Portfolio’s business affairs and supervises the investment of each Portfolio’s assets. The Sub-Adviser manages the investment of the each Portfolio’s assets, including the placing of orders for the purchase and sale of portfolio securities. The Sub-Adviser obtains and evaluates the information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of each Portfolio in a manner consistent with its investment objective.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund’s books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help and bookkeeping as the Fund may reasonably require in the conduct of its business. The Administrator also assists in the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of the independent registered public accounting firm and attorneys is, in the opinion of the Administrator necessary or desirable). The Administrator also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

Expenses not expressly assumed by the Investment Adviser under the Investment Advisory Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the Administrator under the Administration Agreement or by the Distributor will be paid by the Portfolios. Each Portfolio pays all expenses incurred in its operation and a portion of the Fund’s general administration expenses allocated based on the asset sizes of the Portfolios. The expenses of each Portfolio will be allocated among the four Classes of shares pro rata based on the net assets of the Portfolio attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund’s shareholders; all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any corporate affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Portfolios’ shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Adviser or the Sub-Adviser (not including compensation or expenses of attorneys who are employees of the Investment Adviser or the Sub-Adviser); fees and expenses of the Fund’s independent registered public accounting firm; membership dues of industry associations; interest on Portfolio borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); all other expenses attributable to a particular portfolio; and all other costs of the Fund’s operation properly payable by the Fund and allocable on the basis of size to the respective Portfolios. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Adviser is not liable to the Fund or any of its investors for any act or omission by the Investment Adviser or for any losses sustained by the Fund or its investors.

The Investment Advisory Agreement will remain in effect from year to year, provided continuance of the Investment Advisory Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of each affected Portfolio, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Independent Trustees.

The Administration Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Administrator is not liable to the Fund or any of its investors for any act or omission by the Administrator or for any losses sustained by the Fund or its investors. The Administration Agreement will continue unless terminated by either party by written notice delivered to the other party within 30 days.

D.    Dealer Reallowances

Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E.    Rule 12b-1 Plan

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the ‘‘Plan’’) pursuant to which each Class of each Portfolio, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25% and 1.00% of the average daily net assets of Class A and Class C shares, respectively.

The Distributor also receives the proceeds of front-end sales charges (‘‘FSCs’’) and of contingent deferred sales charges (‘‘CDSCs’’) imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by Class C each year pursuant to the Plan equal to 0.25% of such Class’ average daily net assets are currently each characterized as a ‘‘service fee’’ under the Rules of the NASD (of which the Distributor is a member). The ‘‘service fee’’ is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an ‘‘asset-based sales charge’’ as such is defined by the Rules of the NASD.

Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. Under this distribution method each Portfolio offers four Classes, each with a different distribution arrangement.

With respect to Class A shares of each Portfolio, Morgan Stanley & Co. compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.00% of the amount sold and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases.

With respect to Class C shares of each Portfolio, Morgan Stanley & Co. compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.00% of the amount sold and, commencing in the 13th month after the sale of such Class C shares, an annual residual commission, currently up to 1.00% of the current value of the respective accounts for which they are the Financial Advisors of record.

The gross sales credit is a charge which reflects commissions paid by Morgan Stanley & Co. to its Financial Advisors and Morgan Stanley & Co.’s Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating Morgan Stanley & Co.’s branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and; (d) other expenses relating to branch promotion of Fund sales.

The distribution fee that the Distributor receives from each Portfolio under the Plan, in effect offsets distribution expenses incurred under the Plan on behalf of the Portfolio (‘‘carrying charge’’). These expenses may include the cost of Portfolio-related educational and/or business-related trips or payment of Portfolio-related educational and/or promotional expenses of Financial Advisors. For example, the Distributor has implemented a compensation program available only to Financial Advisors meeting specified criteria under which certain marketing and/or promotional expenses of those Financial Advisors are paid by the Distributor out of compensation it receives under the Plan.

The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the each Portfolio’s Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.00%, in the case of Class C of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior Board determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of each Portfolio, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor’s commitment to promoting the distribution of the Portfolios’ Class A and Class C shares.

In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.00% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Adviser or Sub-Adviser, Morgan Stanley & Co., Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Portfolios.

On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination, the Trustees considered: (1) the benefits each Portfolio would be likely to obtain under the Plan, including that: (a) the Plan is believed to be essential in order to give Portfolio investors a choice of alternatives for payment of distribution and service charges and could help the Portfolio grow and potentially avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Morgan Stanley & Co.’s branch offices made possible by the 12b-1 fees, Morgan Stanley & Co. could not establish and (2) the benefits each Portfolio had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Portfolio investors a choice of alternatives for payment of distribution and service charges and to enable the Portfolio to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Morgan Stanley & Co.’s branch offices made possible by the 12b-1 fees, Morgan Stanley & Co. could not establish and maintain an effective system for distribution, servicing of Portfolio shareholders and maintenance of shareholder accounts; and (2) what services had been provided and were continuing to be provided under the Plan to each Portfolio and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that the Plan would be in the best interest of the Portfolios and would have a reasonable likelihood of continuing to benefit the Portfolios and their shareholders.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the affected Portfolio, and all material amendments to the Plan must also be approved by the Trustees. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio (as defined in the Investment Company Act) on not more than 30 days’ written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F.    Other Service Providers

(1)	Transfer Agent/Dividend-Disbursing Agent

Morgan Stanley Trust is the Transfer Agent for each Portfolio’s shares and the Dividend Disbursing Agent for payment of dividends and distributions on Portfolio shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.

(2)	Custodian and Independent Registered Public Accounting Firm

The Bank of New York, One Wall Street, New York, NY 10286, is the Custodian of each Portfolio’s assets. Any Portfolio’s cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

[  ], is the independent registered public accounting firm of the Fund. The Fund’s independent registered public accounting firm is responsible for auditing the annual financial statements.

(3)	Affiliated Persons

The Transfer Agent is an affiliate of the Investment Adviser, the Sub-Adviser and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent’s responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Portfolio and is reimbursed for its out-of-pocket expenses in connection with such services.

G.    Fund Management

Other Accounts Managed by the Portfolio Manager

As of [                        ], 2007, Mr. Simpson managed registered investment companies with a total of approximately $     in assets; pooled investment vehicles other than registered investment companies with a total of approximately $     million in assets; and other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $     million in assets of these other accounts, accounts with a total of approximately $     in assets had performance based fees. Mr. Nolan managed registered investment companies with a total of approximately $    in assets; pooled investment vehicles other than registered investment companies with a total of approximately $     million

in assets; and other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $     million in assets of these other accounts, accounts with a total of approximately $     in assets had performance based fees. Mr. Callan managed registered investment companies with a total of approximately $    in assets; pooled investment vehicles other than registered investment companies with a total of approximately $     million in assets; and other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $     million in assets of these other accounts, accounts with a total of approximately $     in assets had performance based fees. Mr. Mukherjee managed registered investment companies with a total of approximately $    in assets; pooled investment vehicles other than registered investment companies with a total of approximately $     million in assets; and other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $     million in assets of these other accounts, accounts with a total of approximately $     in assets had performance based fees.

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio managers may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser and/or Sub-Adviser have adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base salary compensation.    Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser and/or Sub-Adviser.

Discretionary compensation.    In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards—a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser and/or Sub-Adviser or their affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•	Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three-and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three-and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser and/or Sub-Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Securities Ownership of Portfolio Managers

As of [                        ], 2007, Messrs. Simpson, Nolan, Callan and Mukherjee did not beneficially own securities in the Fund.

H.    Codes of Ethics

The Fund, the Investment Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a preclearance requirement with respect to personal securities transactions.

I.    Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to Morgan Stanley Investment Management and its advisory affiliates (‘‘MSIM’’).

A copy of MSIM’s Proxy Voting Policy (‘‘Proxy Policy’’) is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Fund’s most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our website at www.morganstanley.com/funds. The Fund’s proxy voting record is also available without charge on the SEC’s website at www.sec.gov.

Conflicts of Interest

If the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict in question.

Third Parties

To assist in its responsibility for voting proxies, MSIM may retain third-party services as experts in the proxy voting and corporate governance area. These proxy research providers are referred to herein as ‘‘Research Providers.’’ The services provided to MSIM by the Research Providers include in-depth research, global issuer analysis, and voting recommendations. While MSIM may review and utilize recommendations made by the Research Providers in making proxy voting decisions, it is in no way obligated to follow such recommendations. In addition to research, Institutional Shareholder Services provides vote execution, reporting, and recordkeeping. The Committee carefully monitors and supervises the services provided by the Research Providers.

Further Information

A copy of the Proxy Policy, as well as the Fund’s most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our web site at www.morganstanley.com/funds. The Fund’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.

J.    Revenue Sharing

The Investment Adviser and/or Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to Morgan Stanley & Co. and certain unaffiliated brokers, dealers or other financial Intermediaries, including recordkeepers and administrators of various deferred compensation plans (‘‘Intermediaries’’) in connection with the sale or retention of Portfolio shares and/or shareholder servicing. For example, the Investment Adviser or the Distributor may pay additional compensation to Morgan Stanley & Co. and to Intermediaries for the purpose of promoting the sale of Portfolio shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Intermediary’s customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), some other agreed upon amount, or other measures as determined from time to time by the Investment Adviser and/or Distributor. The amount of these payments may be different for different Intermediaries.

These payments currently include the following amounts which are paid to Morgan Stanley & Co. and other Intermediaries or their salespersons in accordance with the applicable compensation structure:

(1)	On $1 million or more of Class A shares (for which no sales charge was paid) or net asset value purchases by certain employee benefit plans, Morgan Stanley & Co. and other Intermediaries receive a gross sales credit of up to 1.00% of the amount sold.*

(2)	On Class D shares (other than shares held by participants in the Morgan Stanley Funds Portfolio ArchitectSM Program, the Morgan Stanley Fund SolutionSM Program, the Morgan Stanley Personal PortfolioSM Program and Morgan Stanley Corporate Retirement Solutions), Morgan Stanley & Co. and other Intermediaries receive a gross sales credit of 0.25% of the amount sold and an annual fee of up to 0.15% of the current value of the Class D shares held in the applicable accounts. There is a chargeback of 100% of the gross sales credit amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the gross sales credit amount paid if the shares are redeemed in the second year.

(3)	On Class A and C shares (except on shares, if any, held by participants in the Morgan Stanley Fund SolutionSM Program, the Morgan Stanley Personal PortfolioSM Program and Morgan Stanley Corporate Retirement Solutions):

*	Commissions or transaction fees paid to Morgan Stanley & Co. or other Intermediaries who initiate and are responsible for purchases of $1 million or more are computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million.

•	An amount up to 0.11% of gross sales of such shares; and

•	An annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares (with respect to Morgan Stanley & Co., this amount is paid only to the extent assets held in certain Morgan Stanley Funds exceed $9 billion).

(4)	An annual fee in an amount up to 0.20% of the value of Fund shares held through certain 401(k) platforms, including platforms in Morgan Stanley Corporate Retirement Solutions.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Morgan Stanley & Co. or other Intermediaries may provide Morgan Stanley & Co. or other Intermediaries and/or Financial Advisors and other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which Morgan Stanley & Co. or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares.

You should review carefully any disclosure by such brokers, dealers or other Intermediaries as to their compensation.

VI.    BROKERAGE ALLOCATION AND OTHER PRACTICES

A.    Brokerage Transactions

Subject to the general supervision of the Trustees, the Investment Adviser and the Sub-Adviser are responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a ‘‘net’’ basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter’s concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

B.    Commissions

Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Portfolios, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Adviser by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

C.    Brokerage Selection

The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. The Investment Adviser and/or the Sub-Adviser are prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of investment companies for which they act as Investment Adviser and/or Sub-Adviser. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Adviser and/or the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Adviser and/or the Sub-Adviser rely upon their experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement each Portfolio’s policies, the Investment Adviser and/or the Sub-Adviser effect transactions with those brokers and dealers who they believe provide the most favorable prices and are capable of providing efficient executions. The Investment Adviser and/or the Sub-Adviser may place portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund, the Investment Adviser and/or the Sub-Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. In certain instances, the Investment Adviser and/or the Sub-Adviser may instruct certain brokers to pay for research provided by executing brokers or third-party research providers, which are selected independently by the Investment Adviser and/or Sub-Adviser. The information and services received by the Investment Adviser and/or the Sub-Adviser from brokers and dealers may be utilized by them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit a Portfolio directly. To the extent that the Investment Adviser and/or Sub-Adviser receive these services from brokers and dealers, the Investment Adviser and/or Sub-Adviser will not have to pay for these services themselves.

The Investment Adviser, the Sub-Adviser and certain of their affiliates each currently serves as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Investment Adviser, the Sub-Adviser and their affiliates to cause purchase and sale transactions (including transactions in certain initial and secondary public offerings) to be allocated among the Portfolios and clients whose assets they manage in such manner as they deem equitable. In making such allocations among the Portfolios and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Portfolios and other client accounts. The Investment Adviser, the Sub-Adviser and their affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D.    Directed Brokerage

Not applicable.

E.    Regular Broker-Dealers

Not applicable.

VII.    CAPITAL STOCK AND OTHER SECURITIES

The shareholders of each Portfolio are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class A and Class C bear expenses related to the distribution of their respective shares.

The Fund’s Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. Other than Classes A, C and D of the Portfolios, the Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.

The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund’s property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund’s assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII.    PURCHASE, REDEMPTION AND PRICING OF SHARES

A.    Purchase/Redemption of Shares

Information concerning how Portfolio shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund’s Prospectus.

Suspension of Redemptions.    Redemptions are not made on days during which the NYSE is closed. The right of redemption may be suspended and the payment therefore may be postponed for more than seven days during any period when (a) the NYSE is closed for other than customary weekends or holidays; (b) the SEC determines trading on the NYSE is restricted; (c) the SEC determines an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (d) the SEC, by order, so permits.

Transfer Agent as Agent.    With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder’s authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

Transfers of Shares.    In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

Outside Brokerage Accounts/Limited Portability. Most Fund shareholders hold their shares with Morgan Stanley & Co. Please note that your ability to transfer your Fund shares to a brokerage account at another securities dealer may be limited. Fund shares may only be transferred to accounts held at a limited number of securities dealers or financial intermediaries that have entered into agreements with the Distributor. After a transfer, you may purchase additional shares of the Morgan Stanley Fund(s) you owned before the transfer and, in most instances, you will also be able to purchase shares of most other Morgan Stanley Funds. If you transfer shares of a fund that is not a Multi-Class Fund (for example, a Money Market Fund) you will not be able to exchange shares of that fund for any other Morgan Stanley Fund after the transfer.

If you wish to transfer Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor, you may request that the securities dealer or financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of such securities dealer or financial intermediary for your benefit. You may also hold your Fund shares in your own name directly with the Transfer Agent. In either case, you will continue to have the ability to purchase additional Morgan Stanley Funds and will have full exchange privileges. Other options may also be available; please check with the respective securities dealer or financial intermediary. If you choose not to hold your shares with the Transfer Agent, either directly or through a securities dealer or other financial intermediary, you must redeem your shares and pay any applicable contingent deferred sales charge.

B.    Offering Price

The Fund’s Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund’s Distributor, Morgan Stanley & Co. and other authorized dealers as described in Section ‘‘V. Investment Advisory and Other Services—E. Rule 12b-1 Plan.’’ The price of Portfolio shares, called ‘‘net asset value,’’ is based on the value of the Portfolio’s portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Portfolio’s securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

In the calculation of the Portfolio’s net asset value: (1) an equity portfolio security listed or traded on the NYSE or American Stock Exchange or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; and (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. For equity securities traded on foreign exchanges, the closing price or the latest bid price may be used if there were no sales on a particular day. When market quotations are not readily available, including circumstances under which it is determined by the Investment Adviser or Sub-Adviser that the sale price, the bid price or the mean between the last reported bid and asked price are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such price does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Trustees.

Certain of the Portfolios’ portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest price published by the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Portfolio’s net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX.    TAXATION OF THE PORTFOLIOS AND SHAREHOLDERS

U.S. Federal Income Taxes

The following is a summary of material U.S. federal income tax consequences that may be relevant to a stockholder acquiring, holding and disposing of common shares of the Fund. This discussion addresses only U.S. federal income tax consequences to stockholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular stockholders in light of their individual circumstances. This discussion also does not address all of the tax consequences that may be relevant to stockholders who are subject to special rules, including, without limitation, financial institutions, insurance companies, dealers and traders in securities, tax-exempt or tax-deferred plans, accounts, or entities, U.S. stockholders whose functional currency is other than the U.S. dollar or stockholders who engage in constructive sale or conversion transactions. In addition, the discussion does not address state, local or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences. The discussion reflects applicable U.S. tax laws as of the date of this prospectus; U.S. tax law may be changed or subject to new interpretations by the courts or the Internal Revenue Service (‘‘IRS’’) retroactively or prospectively. Investors are urged to consult their own tax advisors to determine the specific tax consequences to them of investing in the Fund including the applicable U.S. federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

The Fund intends to elect to be treated and to qualify each year as a ‘‘regulated investment company’’ under Subchapter M of the Code, and this discussion assumes that the Fund will qualify as a regulated investment company.

Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund’s annual gross income be derived from interest, dividends, payments with respect to certain securities loans, gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the value of the Fund’s assets is represented by cash, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or business or related trades or businesses. Net income derived from an interest in a ‘‘qualified publicly traded partnership,’’ as defined in the Code, will be treated as qualifying income for purposes of the 90% gross income requirement. For the purposes of the diversification requirements in clause (ii) above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership. In addition, no more than 25% of the value of a regulated investment company’s total assets may be invested in the securities of one or more qualified publicly traded partnerships.

The Fund intends to request a ruling from the Internal Revenue Service to the effect that the Fund’s gains from foreign currency transactions will be considered qualifying income for purposes of the 90% gross income requirement described above. However, the U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund’s principal business of investing in stock or securities. Accordingly, regulations could be issued in the future that could treat some or all of the Fund’s foreign currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

If for any taxable year the Fund did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level at a 35% U.S. federal tax rate and, when such income is distributed, to a further tax at the stockholder level to the extent of the Fund’s current or accumulated earnings and profits. If the Fund qualifies as a regulated investment company, it generally will not be subject to U.S. federal income tax on its net investment income, including net capital gain, distributed (or deemed distributed, as described below) to stockholders, provided that, for each taxable year, the Fund distributes (or is treated as distributing) to its stockholders an amount equal to or exceeding 90% of its ‘‘investment company taxable income’’ as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses). The Fund intends to distribute annually all or substantially all of its investment company taxable income and net capital gain.

The Fund generally will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that calendar year and 98% of its capital gain net income (the excess of short-and long-term capital gains over short-and long-term capital losses, including any available capital loss carryforwards) for the one-year period ending on October 31 of that year, plus certain other amounts. Generally, the Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income, prior to the end of each calendar year to avoid liability for this federal excise tax, but can give no assurances that all such liability will be eliminated. In particular, in its initial year the Fund may not make sufficient distributions to avoid being subject to this excise tax with respect to all or a portion of the income and gain it earns from the launch of the Fund until the end of October of such year. However, the Fund does not expect that any excise tax for this period will be material in amount.

If any net capital gains are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund will elect to treat such capital gains as having been distributed to stockholders. As a result, each stockholder will be required to report such capital gains as long-term capital gains, will be able to claim its share of U.S. federal income taxes paid by the Fund on such gains as a credit or refund against its own U.S. federal income tax liability and will be entitled to increase the adjusted tax basis of its Fund shares by the difference between its share of such gains and the related credit or refund.

In general, assuming that the Fund has sufficient earnings and profits, dividends from investment company taxable income are taxable as ordinary income and dividends from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the stockholder has held shares of the Fund. The Fund does not expect to make significant capital gain distributions that are taxable as long-term capital gains. Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a tax-free return of capital to the extent of (and in reduction of) the stockholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions will be reported to stockholders annually.

The Fund does not expect that it will distribute ‘‘qualified dividend income’’ to stockholders.

The Fund’s dividends and distributions generally will not qualify for any dividends received deduction that might otherwise be available for certain dividends received by stockholders that are corporations.

Dividends and distributions declared in October, November or December, payable to stockholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each such stockholder in December of the year in which the dividend was declared. Under this rule, therefore, stockholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Each year, the Fund’s stockholders will receive a year-end statement designating the amounts of capital gain dividends, ordinary income dividends and qualified dividend income paid by the Fund during the preceding year. The tax status of distributions paid by the Fund is not affected by whether such dividends are reinvested or received in cash by stockholders.

Special tax rules may change the normal treatment of gains and losses recognized by the Fund when it makes certain investments, including options, futures transactions, and stock of non-U.S. corporations classified as ‘‘passive foreign investment companies’’ and ‘‘controlled foreign corporations.’’ These special rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by the Fund.

The Fund may make other investments in which it recognizes income or gain prior to receiving cash with respect to such investments. For example, the Fund may invest in bonds issued with ‘‘original issue discount’’ for U.S. federal income tax purposes. To the extent that the Fund makes such investments, it may be required to liquidate securities that it might otherwise continue to hold in order to generate cash so that the Fund may make required distributions to its stockholders.

The redemption, sale or exchange of common shares normally will result in capital gain or loss to the common stockholders. Generally, a stockholder’s gain or loss will be long-term capital gain or loss if the shares have been held for more than one year. Present law taxes both long-and short-term capital gains of corporate stockholders at the rates applicable to ordinary income. For individual taxpayers, however, long-term capital gains are currently taxed at a maximum rate of 15%, while short-term capital gains and other ordinary income are currently taxed at a maximum rate of 35%.

No loss will be allowed on the redemption, sale or exchange of common shares if the stockholder purchases other common shares of the Fund (whether through reinvestment of distributions or otherwise) or the stockholder acquires or enters into a contract or option to acquire shares that are substantially identical to common shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption, sale or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Further, any losses realized on the redemption, sale or exchange of common shares held for six months or less will be treated as long-term capital losses to the extent of any capital gain dividends received (or amounts credited as undistributed capital gains) with respect to such common shares. For purposes of determining a stockholder’s holding period for shares, the holding period is suspended for any periods during which the stockholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

The Fund may be required to withhold taxes on certain dividends paid to stockholders who have not provided the Fund with their correct taxpayer identification numbers (which, in the case of individual stockholders, are normally their Social Security numbers), or are otherwise subject to back-up withholding. Stockholders who borrow money to buy Fund shares may not be permitted to deduct the interest on such borrowings. Under U.S. federal income tax rules, Fund shares may be treated as having been bought with borrowed money even if the purchase of the Fund shares cannot be traced directly to borrowed money. Holders are urged to consult their own tax advisors regarding the impact of an investment in common shares upon the deductibility of interest payable by the holders.

Foreign Currency Transactions

The Fund will pursue its investment objective in large part by purchasing foreign currencies and entering into currency spot and forward contracts on currencies. In general, gain or loss from (i) the disposition of foreign currencies, and (ii) certain financial instruments, including forward contracts, attributable to fluctuations in exchange rates that occur between the date of acquisition and the date of settlement or disposition of such instruments will be treated as ordinary income or loss. To the extent (x) foreign currency contracts are capital assets in the hands of the Fund and are not part of a straddle transaction and (y) the Fund makes a timely election, the Fund will recognize capital gain or loss. However, the Fund does not expect to make this election with respect to the foreign currency contracts that it acquires. To the extent that the underlying currencies for the currency spot and forward contracts are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange, such contracts may be subject to special rules regarding the character and timing of the income realized; such gains and losses would be marked to market annually and would be characterized as 60% long-term capital gains or losses, and 40% short-term capital gains or losses.

Foreign Stockholders

A ‘‘foreign investor’’ is an investor that, for U.S. federal income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign partnership or a foreign estate trust. Taxation of a stockholder who, as to the United States, is a foreign investor depends, in part, on whether the stockholder’s income from the Fund is ‘‘effectively connected’’ with a United States trade or business carried on by the stockholder.

If the foreign investor’s income from the Fund is not effectively connected with a United States trade or business carried on by the foreign investor, distributions of net investment income and net short-term capital gains will generally be subject to a 30% (or lower treaty rate) United States withholding tax. The Fund is not required to withhold any amounts of distributions to foreign investors with respect to taxable years of the Fund beginning before January 1, 2008 that are properly designated by the Fund as ‘‘short-term capital gain dividends’’ or ‘‘qualified interest income,’’ provided that the income would not be subject to federal income tax if earned directly by the foreign investor. Distributions of net realized long-term capital gains, amounts retained by the Fund that are designated as undistributed capital gains, and gains realized upon the sale of shares of the Fund will not be subject to U.S. tax unless a foreign investor who is a nonresident alien individual is physically present in the United States for more than 182 days during the taxable year and, in the case of gain realized upon the sale of Fund shares, unless (i) such gain is attributable to an office or fixed place of business in the United States or (ii) such nonresident alien individual has a tax home in the United States and such gain is not attributable to an office or fixed place of business located outside the United States. However, a determination by the Fund not to distribute long-term capital gains may reduce a foreign investor’s overall return from an investment in the Fund, since the Fund will incur a U.S. federal tax liability with respect to retained long-term capital gains, thereby reducing the amount of cash held by the Fund that is available for distribution, and the foreign investor may not be able to claim a credit or deduction with respect to such taxes. A foreign investor may be required to establish it is not a U.S. person in order to avoid backup withholding tax on payments that would not otherwise be subject to the 30% withholding tax described above. Backup withholding is not a separate tax and may be refunded to a foreign stockholder; however, a foreign stockholder would generally have to file a U.S. tax return to claim this refund.

If a foreign investor is a resident alien or if dividends or distributions from the Fund are effectively connected with a U.S. trade or business carried on by the foreign investor, dividends of net investment income, distributions of net short-term and long-term capital gains, amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the rates applicable to U.S. persons and a foreign investor that is a corporation may also be subject to an additional 30% (or lower treaty rate) branch profits tax.

The tax consequences to a foreign stockholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. Stockholders may be required to provide appropriate documentation to establish their entitlement to claim treaty benefits. Foreign investors are advised to consult their own tax advisers with respect to (a) whether their income from the Fund is or is not effectively connected with a United States trade or business carried on by them, (b) whether they may claim the benefits of an applicable tax treaty and (c) any other tax consequences to them of an investment in the Fund.

Notices

Stockholders will be notified annually by the Fund as to the U.S. federal income tax status of the dividends, distributions and deemed distributions made by the Fund to its stockholders. Furthermore, stockholders will be sent, if appropriate, various written notices after the close of the Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that were treated as having been paid) by the Fund to its stockholders during the preceding taxable year.

X.    UNDERWRITERS

The Portfolios’ shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled ‘‘Principal Underwriter’’ and ‘‘Rule 12b-1 Plan.’’

XI.    PERFORMANCE DATA

The Portfolios are newly organized. As a result, they have no operating history or performance information to include.

XII.    FINANCIAL STATEMENTS

Experts.    The Statement of Assets and Liabilities of the Fund at April 19, 2007 included in this Statement of Additional Information and incorporated by reference in the Prospectus has been so included and incorporated in reliance on the report of independent auditors, given on the authority of said firm as experts in auditing and accounting.

XIII.    FUND COUNSEL

Clifford Chance US LLP, located at 31 West 52nd Street, New York, NY 10019, acts as the Fund’s legal counsel.

* * * * *

This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

[Financials to be filed by amendment]

APPENDIX A

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I.    POLICY STATEMENT

Introduction - Morgan Stanley Investment Management’s (‘‘MSIM’’) policy and procedures for voting proxies (‘‘Policy’’) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an ‘‘MSIM Affiliate’’ and collectively referred to as the ‘‘MSIM Affiliates’’ or as ‘‘we’’ below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the ‘‘MSIM Funds’’), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the ‘‘named fiduciary’’ for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (‘‘Client Proxy Standard’’). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services - Institutional Shareholder Services (‘‘ISS’’) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the ‘‘Research Providers’’) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.    GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

A.    Routine Matters.    We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports.

•	General updating/corrective amendments to the charter.

•	Most proposals related to the conduct of the annual meeting, with the following exceptions. We may oppose proposals that relate to ‘‘the transaction of such other business which may come before the meeting,’’ and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported. Finally, we generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.    Board of Directors

1.	Election of directors: In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.	We withhold or vote against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards, generally as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with dispersed ownership, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Non-independent directors under NYSE standards include an employee or an individual with an immediate family member who is an executive (or in either case was in such position within the previous three years). A director’s consulting arrangements with the company, or material business relationships between the director’s employer and the company, also impair independence. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards.

b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committees.

c.	We consider withholding support or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders. This includes consideration for withholding support or voting against individual board members or an entire slate if we believe the board is entrenched and dealing inadequately with performance problems, and/or with insufficient independence between the board and management.

d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a ‘‘bright line’’ test. In the context of the U.S. market, these would include elimination of dead hand or slow hand poison pills, requiring audit, compensation or nominating committees to be composed of independent directors and requiring a majority independent board.

e.	We generally withhold support from or vote against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.

f.	We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.

2.	Board independence: We generally support proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

3.	Board diversity: We consider on a case-by-case basis proposals urging diversity of board membership with respect to social, religious or ethnic group.

4.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

5.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to ‘‘declassify’’ the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis.

6.	Cumulative voting: We generally support proposals to eliminate cumulative voting (which provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). Proposals to establish cumulative voting in the election of directors generally will not be supported.

7.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

8.	Director retirement age: Proposals recommending set director retirement ages are voted on a case-by-case basis.

9.	Proposals to limit directors’ liability and/or broaden indemnification of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.

C.    Corporate transactions and proxy fights.    We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.

D.    Changes in legal and capital structure.    We generally vote in favor of management proposals for technical and administrative changes to a company’s charter, articles of association or bylaws. We review non-routine proposals, including reincorporation to a different jurisdiction, on a case-by-case basis.

1.	We generally support the following:

•	Proposals that eliminate other classes of stock and/or eliminate unequal voting rights.

•	Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

•	Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

•	Proposals to authorize share repurchase plans.

•	Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Proposals to effect stock splits.

•	Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Proposals for higher dividend payouts.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals that add classes of stock that would substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

•	Proposals to create ‘‘blank check’’ preferred stock.

•	Proposals relating to changes in capitalization by 100% or more.

E.    Takeover Defenses and Shareholder Rights

1.	Shareholder rights plans: We support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills).

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

F.    Auditors.    We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). Proposals requiring auditors to attend the annual meeting of shareholders will be supported. We generally vote against proposals to indemnify auditors.

G.    Executive and Director Remuneration.

1.	We generally support the following proposals:

•	Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (‘‘run rate’’) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	Blanket proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.	Proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its current and past practices.

4.	Proposals to U.S. companies that request disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission (‘‘SEC’’) regulations generally will not be supported.

5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

6.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H.    Social, Political and Environmental Issues.    We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

I.    Fund of Funds.    Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.    ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the ‘‘Committee’’) has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the ‘‘Corporate Governance Team’’). The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (‘‘CIO’’), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

A.    Committee Procedures

The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM’s Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

The Committee will meet on an ad hoc basis to (among other matters): (1) authorize ‘‘split voting’’ (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or ‘‘override voting’’ (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.

Members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (‘‘Index Strategies’’) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B.    Material Conflicts of Interest

In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (‘‘Special Committee’’).

The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson.

The Special Committee may request the assistance of MSIM’s General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.    Identification of Material Conflicts of Interest

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D.    Proxy Voting Reporting

The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (‘‘AIP’’).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the ‘‘Fund’’) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a ‘‘Designated Person,’’ and collectively, the ‘‘Designated Persons’’), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)     Declaration of Trust of the Registrant, dated January 31, 2007, is incorporated herein by reference to Exhibit (a) of the Fund's
        Registration Statement on Form N-1A filed on February 27, 2007.

(b)     By-Laws of the Registrant, dated [ ], 2007.*

(c)     Not Applicable.

(d)     Investment Advisory Agreement between Morgan Stanley Investment Advisors
        Inc. and the Registrant.*

(e)     (1)     Distribution Agreement between Morgan Stanley Investment
                Advisors Inc. and Morgan Stanley Distributors Inc.*

        (2)     Selected Dealers Agreement between Morgan Stanley Distributors
                Inc. and Morgan Stanley & Co. Incorporated*

        (3)     Underwriting Agreement between the Registrant and Morgan Stanley
                Distributors Inc.*

(f)     Not applicable.

(g)      Custody Agreement between The Bank of New York and the Registrant.*

(h)     (1)     Transfer Agency and Service Agreement between the Registrant and
                Morgan Stanley Trust.*

        (2)     Administration Agreement between Morgan Stanley Services Company
                Inc. and the Registrant.*

(i)     (1)     Opinion and Consent of Clifford Chance US LLP.*

        (2)     Opinion of [ ], Massachusetts counsel.*

(j)     Consent of Independent Registered Public Accounting Firm.*

(k)     Not Applicable.

(l)     Investment Letter of Morgan Stanley Investment Advisors Inc.*

(m)     Plan of Distribution Pursuant to Rule 12b-1 between the Registrant and
        Morgan Stanley Distributors Inc.*

(n)     Multi-Class Plan Pursuant to Rule 18f-3.*

(o)     Not Applicable.

(p)     (1)     Code of Ethics of Morgan Stanley Investment Management,
                incorporated herein by reference to Exhibit (p)(1) of the Fund's
                Registration Statement on Form N-1A filed on February 27, 2007.

        (2)     Code of Ethics of the Morgan Stanley Funds, incorporated herein by reference to Exhibit (p)(2) of the Fund's Registration
                Statement on Form N-1A filed on February 27, 2007.

                                       1

Other -- Powers of Attorney, incorporated herein by reference to Exhibit Other of the Fund's Registration Statement on Form N-1A filed on February 27, 2007.

---------------
*To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

         Until the Registrant has public shareholders, Morgan Stanley Investment
Advisors, Inc. is a controlling person of the Registrant.

ITEM 25. INDEMNIFICATION.

         Pursuant to Section 5.3 of the Registrant's Declaration of Trust and
under Section 4.8 of the Registrant's By-Laws, the indemnification of the
Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the
Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The
Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

         Pursuant to Section 5.2 of the Registrant's Declaration of Trust,
neither the Investment Adviser nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant. Pursuant to Section 9 of the Registrant's
Investment Advisory Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement, the Investment Adviser shall not be liable to the Registrant or any of its investors for any error of judgment or mistake of law or for any act or omission by the Investment Adviser or for any losses sustained by the Registrant or its investors. Pursuant to Section 7 of the Registrant's Administration Agreement,
the Administrator will use its best efforts in the performance of administrative activities on behalf of each fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations hereunder, the Administrator shall not be liable to the Fund or any of its investors for any error of judgment or mistake of law or for any act or omission by the
Administrator or for any losses sustained by the Fund or its investors.

         Pursuant to Section 7 of the Registrant's Underwriting Agreement, the
Registrant shall indemnify and hold harmless the Underwriter and each person, if any, who controls the Underwriter against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any Shares, which may be based upon the 1933 Act, or on any other statute or at common law, on the grounds that the Registration Statement or related Prospectus and
Statement of Additional Information, as from time to time amended and supplemented, or the annual or interim reports to shareholders of the
Registrant, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in

                                       2

conformity with, information furnished to the Registrant in connection therewith by or on behalf of the Underwriter; provided, however, that in no case (i) is the indemnity of the Registrant in favor of the Underwriter and any such controlling persons to be deemed to protect the Underwriter or any such controlling persons thereof against any liability to the Registrant or its security holders to which the Underwriter or any such controlling persons would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under this Agreement; or (ii) is the Registrant to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Underwriter or any such controlling persons, unless the Underwriter or any such controlling persons, as the case may be, shall have notified the Registrant in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Underwriter or such controlling persons
(or after the Underwriter or such controlling persons shall have received notice of such service on any designated agent), but failure to notify the Registrant of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the
Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

         The Registrant, in conjunction with the Investment Adviser, the
Registrant's Trustees, and other registered investment management companies managed by the Investment Adviser, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         See "Fund Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding directors and officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment
Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of
Morgan Stanley.

                                       3

         Set forth below is the name and principal business address of each company for which each director or officer of Morgan Stanley Investment Advisors serves as a director, officer or employee:

Morgan Stanley Distribution, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley DW Inc.
Morgan Stanley Investment Advisors
Morgan Stanley Investment Management Inc.
Van Kampen Advisors Inc.
Van Kampen Investment Asset Management Inc.
Van Kampen Investments Inc.
Van Kampen Investment Management
Van Kampen Investor Services Inc.
1221 Avenue of the Americas, New York, New York  10020
Morgan Stanley Services Company Inc.
Morgan Stanley Trust Company
Harborside Financial Center, Plaza Two, Jersey City, New Jersey  07311

Listed below are the officers and Trustees of Morgan Stanley Investment
Advisors.

Listed below are the officers and Trustees of Morgan Stanley Investment Advisors
Inc.

    NAME AND POSITION WITH
       MORGAN STANLEY
   INVESTMENT ADVISORS INC.             OTHER SUBSTANTIAL BUSINESS, PROFESSION, OR VOCATION
   ------------------------             ---------------------------------------------------

Owen D. Thomas President, Chief         President and Chief Operating Officer of Van Kampen
Operating Officer and Director          Advisors, Inc., Van Kampen Asset Management, Van Kampen
                                        Investments Inc., Morgan Stanley Investment Management
                                        Inc. and Morgan Stanley Services Company Inc.

Ronald E. Robison Managing              Managing Director of Van Kampen Asset Management, Van
Director and Director                   Kampen Investments Inc., Director and Chief
                                        Administrative Officer of Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley Services Company
                                        Inc., Director of Morgan Stanley Distributors Inc.,
                                        Morgan Stanley Trust, Morgan Stanley Distribution, Inc.
                                        and Van Kampen Investor Services Inc.

Amy R. Doberman Managing                Managing Director and General Counsel of Morgan Stanley
Director and Secretary                  Investment Management

Dennis F. Shea Managing Director        Managing Director and Chief Investment Officer - Global
and Chief Investment Officer -          Equity Group of Morgan Stanley Asset Management
Global Equity Group

J. David Germany Managing Director      Managing Director and Chief Investment Officer - Global
and Chief Investment Officer -          Fixed Income Group of Morgan Stanley Asset Management
Global Fixed Income Group

Carsten Otto Managing Director and      Managing Director and Chief Compliance Officer of
Chief Compliance Officer                Morgan Stanley Investment Management Inc., Van Kampen
                                        Advisors Inc. and Van Kampen Asset Management, Chief
                                        Compliance

                                               4

                                        Officer of Van Kampen Investor Services Inc. and Van
                                        Kampen Investments Inc.

Kenneth Castiglia Managing Director,    Managing Director, Chief Financial Officer and
Chief Financial Officer and Treasurer   Treasurer of Morgan Stanley Asset Management

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Investment Adviser, reference is made to the Investment Adviser's current Form ADV (File No. 801-42061) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)     Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is
        also the principal underwriter of the following investment companies:

        (1)     Active Assets California Tax-Free Trust

        (2)     Active Assets Government Securities Trust

        (3)     Active Assets Institutional Government Securities Trust

        (4)     Active Assets Institutional Money Trust

        (5)     Active Assets Money Trust

        (6)     Active Assets Tax-Free Trust

        (7)     Morgan Stanley Allocator Fund

        (8)     Morgan Stanley Balanced Fund

        (9)     Morgan Stanley California Tax-Free Daily Income Trust

        (10)    Morgan Stanley California Tax-Free Income Fund

        (11)    Morgan Stanley Capital Opportunities Trust

        (12)    Morgan Stanley Convertible Securities Trust

        (13)    Morgan Stanley Developing Growth Securities Trust

        (14)    Morgan Stanley Dividend Growth Securities Inc.

        (15)    Morgan Stanley Equally-Weighted S&P 500 Fund

        (16)    Morgan Stanley European Equity Fund Inc.

        (17)    Morgan Stanley Financial Services Trust

                                       5

        (18)    Morgan Stanley Flexible Income Trust

        (19)    Morgan Stanley Focus Growth Fund

        (20)    Morgan Stanley Fundamental Value Fund

        (21)    Morgan Stanley Global Advantage Fund

        (22)    Morgan Stanley Global Dividend Growth Securities

        (23)    Morgan Stanley Health Sciences Trust

        (24)    Morgan Stanley High Yield Securities Inc.

        (25)    Morgan Stanley Income Trust

        (26)    Morgan Stanley Institutional Strategies Fund

        (27)    Morgan Stanley International Fund

        (28)    Morgan Stanley International SmallCap Fund

        (29)    Morgan Stanley International Value Equity Fund

        (30)    Morgan Stanley Japan Fund

        (31)    Morgan Stanley Limited Duration Fund

        (32)    Morgan Stanley Limited Duration U.S. Treasury Trust

        (33)    Morgan Stanley Limited Term Municipal Trust

        (34)    Morgan Stanley Liquid Asset Fund Inc.

        (35)    Morgan Stanley Mid-Cap Value Fund

        (36)    Morgan Stanley Mortgage Securities Trust

        (37)    Morgan Stanley Multi-Asset Class Fund

        (38)    Morgan Stanley Nasdaq-100 Index Fund

        (39)    Morgan Stanley Natural Resource Development Securities Inc.

        (40)    Morgan Stanley New York Municipal Money Market Trust

        (41)    Morgan Stanley New York Tax-Free Income Fund

        (42)    Morgan Stanley Pacific Growth Fund Inc.

        (43)    Morgan Stanley Prime Income Trust

                                       6

        (44)    Morgan Stanley Real Estate Fund

        (45)    Morgan Stanley S&P 500 Index Fund

        (46)    Morgan Stanley Select Dimensions Investment Series

        (47)    Morgan Stanley Small-Mid Special Value Fund

        (48)    Morgan Stanley Special Growth Fund

        (49)    Morgan Stanley Special Value Fund

        (50)    Morgan Stanley Strategist Fund

        (51)    Morgan Stanley Tax-Exempt Securities Trust

        (52)    Morgan Stanley Tax-Free Daily Income Trust

        (53)    Morgan Stanley Technology Fund

        (54)    Morgan Stanley Total Market Index Fund

        (55)    Morgan Stanley U.S. Government Money Market Trust

        (56)    Morgan Stanley U.S. Government Securities Trust

        (57)    Morgan Stanley Utilities Fund

        (58)    Morgan Stanley Value Fund

        (59)    Morgan Stanley Variable Investment Series

(b)     The following information is given regarding directors and officers of
        Morgan Stanley Distributors not listed in Item 25 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas,
        New York, New York 10020. None of the following persons has any position or office with the Registrant.

NAME AND PRINCIPAL         POSITIONS AND OFFICES                  POSITIONS AND OFFICES
 BUSINESS ADDRESS             WITH UNDERWRITER                       WITH REGISTRANT
------------------     ---------------------------------     ---------------------------------

Ronald E. Robison      Director                              President and Principal Executive
                                                             Officer

Kenneth Castiglia      Director, Chief Financial Officer     None
                       and Treasurer

Michael Kiley          Director, Chief Executive Officer     None
                       and President

Brian Binder           Chief Administrative Officer          None

Stefanie Chang Yu      Secretary                             Vice President

                                       7

Winston McLaughlin     Chief Compliance Officer              None

Gina Gallagher         Chief AML Office                      None

Pat Behnke             Financial and Operations Principal    None

(c)     Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the
Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

The Bank of New York
One Wall Street
New York, New York 10286
(records relating to its function as custodian)

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York  10020
(records relating to its function as investment adviser)

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
2nd Floor
Jersey City, New Jersey  07311
(records relating to its function as transfer agent and dividend disbursing agent)

Morgan Stanley Services Company Inc.
Harborside Financial Center, Plaza Two
7th Floor
Jersey City, New Jersey  07311
(records relating to its function as administrator)

ITEM 29. MANAGEMENT SERVICES

The Registrant is not a party to any such management-related service contract.

ITEM 30. UNDERTAKINGS

None.

                                       8

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 15th day of
June, 2007.

                                       MORGAN STANLEY FX SERIES FUNDS

                                       By: /s/ Ronald R. Robison
                                           -----------------------------
                                           Ronald E. Robison
                                           Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              SIGNATURES                                   TITLE                                 DATE
---------------------------------------    ------------------------------------            -----------------

(1)  Principal Executive Officer
                                           President and Principal Executive
         /s/ Ronald R. Robison             Officer                                         June 15, 2007
---------------------------------------
           Ronald E. Robison

(2)  Principal Financial Officer

         /s/ Francis J. Smith              Chief Financial Officer                         June 15, 2007
---------------------------------------
           Francis J. Smith

(3)  Majority of the Trustees

     James F. Higgins

       /s/ Stefanie V. Chang Yu                                                            June 15, 2007
---------------------------------------
         Stefanie V. Chang-Yu
           Attorney-in-Fact

     Frank L. Bowman                          Joseph J. Kearns
     Michael Bozic                            Michael F. Klein
     Kathleen A. Dennis                       Michael E. Nugent (Chairman)
     Manuel H. Johnson                        W. Allen Reed
                                              Fergus Reid

          /s/ Carl Frischling                                                              June 15, 2007
---------------------------------------
            Carl Frischling
           Attorney-in-Fact

                                       9